As filed with the Securities and Exchange Commission on September 28, 2009
                       Registration No. 33-65690/811-07850

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                       POST-EFFECTIVE AMENDMENT NO. 29                       [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                                Amendment No. 30                             [X]

                            ALLEGIANT ADVANTAGE FUND
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-364-4890

                             Audrey C. Talley, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                            18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                                  Kathleen Barr
                            Allegiant Advantage Fund
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

It is proposed that this filing will become effective (check appropriate box):

      [ ]   immediately upon filing pursuant to paragraph (b)

      [X]   on October 1, 2009 pursuant to paragraph (b)

      [ ]   60 days after filing pursuant to paragraph (a)(1)

      [ ]   on (date) pursuant to paragraph (a)(1)

      [ ]   75 days after filing pursuant to paragraph (a)(2)

      [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

(ALLEGIANT(R) LOGO)
   ADVANTAGE FUND
 AllegiantFunds.com




                            INSTITUTIONAL GOVERNMENT
                                MONEY MARKET FUND

                         INSTITUTIONAL MONEY MARKET FUND

                             INSTITUTIONAL TREASURY
                                MONEY MARKET FUND

PROSPECTUS

INSTITUTIONAL SHARES
ADVISOR SHARES
SERVICE SHARES


OCTOBER 1, 2009


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               INVESTMENT ADVISER
                            PNC CAPITAL ADVISORS, LLC


                              ABOUT THIS PROSPECTUS


Allegiant Advantage Fund ("Allegiant Advantage") offers three classes of shares in the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (each a "Fund" and collectively, the "Funds"). PNC Capital Advisors, LLC (the "Adviser") manages the investments of each Fund. This prospectus gives you important information that you should know about Institutional Shares, Advisor Shares and Service Shares of each Fund before investing. To obtain more information, visit AllegiantFunds.com or call 1-800-364-4890. Please read this Prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION.


ALLEGIANT ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND.............    1
ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND........................    2
ALLEGIANT ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND...............    4
FUND FEES AND EXPENSES.....................................................    5
MORE INFORMATION ON PRINCIPAL RISKS........................................    7
INVESTOR PROFILE...........................................................    8
INVESTMENT ADVISER AND INVESTMENT TEAMS....................................    8
PURCHASING AND REDEEMING FUND SHARES.......................................    9
SHAREHOLDER SERVICES PLANS.................................................   14
DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS........................   15
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES.....................   17
MORE INFORMATION ABOUT FUND INVESTMENTS....................................   18
FINANCIAL HIGHLIGHTS.......................................................   19

ALLEGIANT ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FUND SUMMARY


INVESTMENT OBJECTIVE            High current income consistent with stability of
                                principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY   Investing in a portfolio of high quality
                                short-term debt securities issued or guaranteed
                                by the U.S. government, its agencies and
                                instrumentalities and repurchase agreements
                                related to such securities designed to allow the
                                Fund to maintain a stable net asset value of
                                $1.00 per share

PRINCIPAL RISKS                 General risks, interest rate risk, credit risk,
                                counterparty risk, stable NAV risk

TICKER SYMBOLS                  Institutional Shares AAVXX
                                Advisor Shares       AADXX
                                Service Shares       AAUXX


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"). The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

In managing the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) and maintains an average weighted maturity of 90 days or less.


For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 7, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" beginning on page 17.


PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this Prospectus.

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            High current income consistent with stability of
                                principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY   Investing in a portfolio of high quality
                                short-term debt securities designed to allow the
                                Fund to maintain a stable net asset value of
                                $1.00 per share

PRINCIPAL RISKS                 General risks, interest rate risk, credit risk,
                                counterparty risk, stable NAV risk

TICKER SYMBOL                   Institutional Shares AABXX
                                Advisor Shares       AAAXX
                                Service Shares       AAHXX

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a variety of high quality, short-term, U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are limited to commercial paper and other notes issued or guaranteed by a foreign government, or other entity, located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.


For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 7, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" beginning on page 17.


PERFORMANCE INFORMATION

Service Shares of the Fund are new and have no performance history. For this reason, the performance information shown below is for the Fund's Institutional Shares and Advisor Shares. However, Service Shares should have returns that are substantially the same as Institutional Shares and Advisor Shares because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart provides an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Institutional Shares and Advisor Shares for the period ended December 31, 2008. However, the Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS


2005   2006   2007   2008
----   ----   ----   ----
3.15%  5.02%  5.22%  2.67%



Best Quarter         1.32%  (12/31/06)
Worst Quarter        0.42%  (12/31/08)



The Fund's year-to-date total return for Institutional Shares through June 30, 2009 was 0.22%.


AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)


                                               SINCE      DATE OF
INSTITUTIONAL SHARES                1 YEAR   INCEPTION   INCEPTION
--------------------                ------   ---------   ---------
Allegiant Advantage Institutional
   Money Market Fund                 2.67%      3.93%     10/28/04



                                                 SINCE       DATE OF
ADVISOR SHARES                      1 YEAR   INCEPTION(1)   INCEPTION
--------------                      ------   ------------   ---------
Allegiant Advantage Institutional
   Money Market Fund                 2.62%       2.37%       11/19/04


(1) The performance information for the period February 24, 2005 to September 14, 2006, includes the performance of Institutional Shares of the Fund, adjusted to reflect Advisor Shares fees and expenses.

FOR CURRENT YIELD INFORMATION ON THE FUND, CALL 1-800-364-4890 OR VISIT OUR WEBSITE AT allegiantfunds.com. THE FUND'S YIELD ALSO APPEARS IN THE WALL STREET JOURNAL EACH THURSDAY.

ALLEGIANT ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND

FUND SUMMARY


INVESTMENT OBJECTIVE            High current income consistent with stability of
                                principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY   Investing in a portfolio of high quality
                                short-term obligations of the U.S. Treasury
                                designed to allow the Fund to maintain a stable
                                net asset value of $1.00 per share

PRINCIPAL RISKS                 General risks, interest rate risk, counterparty
                                risk, stable NAV risk

TICKER SYMBOL                   Institutional Shares AAIXX
                                Advisor Shares       AAYXX
                                Service Shares       AAEXX


PRINCIPAL INVESTMENT STRATEGIES


The Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, up to 20% of its net assets in repurchase agreements collateralized by short-term obligations of the U.S Treasury and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.


In managing the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.


For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 7, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" beginning on page 17.


PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this Prospectus.

FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.


                               INSTITUTIONAL GOVERNMENT                INSTITUTIONAL                    INSTITUTIONAL TREASURY
                                  MONEY MARKET FUND                  MONEY MARKET FUND                    MONEY MARKET FUND
                           -------------------------------  ----------------------------------     -------------------------------
                           INSTITUTIONAL  ADVISOR  SERVICE  INSTITUTIONAL  ADVISOR     SERVICE     INSTITUTIONAL  ADVISOR  SERVICE
                               SHARES      SHARES   SHARES      SHARES      SHARES      SHARES         SHARES      SHARES   SHARES
                           -------------  -------  -------  -------------  -------     -------     -------------  -------  -------
ANNUAL FUND OPERATING
   EXPENSES (EXPENSES THAT
   YOU PAY EACH YEAR AS A
   PERCENTAGE OF THE VALUE
   OF YOUR INVESTMENT)
Investment Advisory Fees*      0.15%      0.15%    0.15%       0.15%       0.15%       0.15%           0.15%      0.15%    0.15%
Distribution
   (12b-1) Fees                None       None     None        None(1)     None(1)     None            None       None     None
Other Expenses:
   Shareholder Servicing
      Fees                     None       0.10%(2) 0.25%(2)    None        0.10%(2)    0.25%(2)        None       0.10%(2) 0.25%(2)
   Other                       0.08%(4)   0.08%(4) 0.08%(4)    0.04%(3,5)  0.04%(3,5)  0.04%(3,4)      0.07%(4)   0.07%(4) 0.07%(4)
Total Other Expenses           0.08%      0.18%    0.33%       0.04%       0.14%       0.29%           0.07%      0.17%    0.32%
Total Annual Fund
   Operating
   Expenses*, (6)              0.23%      0.33%    0.48%       0.19%(5)    0.29%(5)    0.44%           0.22%      0.32%    0.47%



* A voluntary waiver of investment advisory fees by the Adviser, as described below, is expected to remain in effect until at least May 31, 2010 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses would be:



                                    INSTITUTIONAL                    INSTITUTIONAL                INSTITUTIONAL TREASURY
                             GOVERNMENT MONEY MARKET FUND          MONEY MARKET FUND                MONEY MARKET FUND
                           -------------------------------  -------------------------------  -------------------------------
                           INSTITUTIONAL  ADVISOR  SERVICE  INSTITUTIONAL  ADVISOR  SERVICE  INSTITUTIONAL  ADVISOR  SERVICE
                               SHARES      SHARES   SHARES      SHARES      SHARES   SHARES      SHARES      SHARES   SHARES
                           -------------  -------  -------  -------------  -------  -------  -------------  -------  -------
Investment Advisory Fees        0.13%       0.13%    0.13%       0.13%       0.13%    0.13%       0.10%       0.10%    0.10%
Total Annual Fund
   Operating Expenses           0.21%       0.31%    0.46%       0.17%       0.27%    0.42%       0.17%       0.27%    0.42%



For information about additional voluntary waivers, please see footnote 6 below.



(1) "Distribution (12b-1) Fees" have been restated to reflect that, effective June 18, 2009, the Distribution (12b-1) Plan for Advisor Shares and Institutional Shares has been terminated.



(2) Certain financial intermediaries may provide administrative services to their customers and may be paid up to 0.10% and 0.25% (on an annualized basis) of the net asset value of Advisor and Service Shares, respectively. For further information, see "Shareholder Services Plans".



(3) "Other Expenses" for the Institutional Money Market Fund include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%.



(4) "Other Expenses" are based on estimated amounts for the current fiscal year.



(5) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect current fees and expenses.



(6) The Adviser has voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield for the Advisor and Service Shares of each of the Funds. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time. After giving effect to this voluntary waiver and the applicable waivers noted in the footnotes above, the "Total Annual Fund Operating Expenses" would be:



                          Institutional       Institutional       Institutional
                         Government Money         Money           Treasury Money
                           Market Fund         Market Fund         Market Fund
                        -----------------   -----------------   -----------------
                        Advisor   Service   Advisor   Service   Advisor   Service
                         Shares    Shares    Shares    Shares    Shares    Shares
                        -------   -------   -------   -------   -------   -------
Total Annual Fund         0.21%     0.21%     0.22%     0.22%     0.17%     0.17%
   Operating Expenses


EXAMPLE

This Example is intended to help you compare the cost of investing in each of the Funds (without any applicable waivers) with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the Funds for the time periods indicated and that you redeem your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:


                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------   -------   -------   --------
 Institutional Government Money Market Fund
   Institutional Shares                        $24      $ 74       N/A       N/A
   Advisor Shares                              $34      $106       N/A       N/A
   Service Shares                              $49      $154       N/A       N/A
Institutional Money Market Fund
   Institutional Shares                        $19      $ 61      $107      $243
   Advisor Shares                              $30      $ 93      $163      $368
   Service Shares                              $45      $141       N/A       N/A
Institutional Treasury Money Market Fund
   Institutional Shares                        $23      $ 71       N/A       N/A
   Advisor Shares                              $33      $103       N/A       N/A
   Service Shares                              $48      $151       N/A       N/A

MORE INFORMATION ABOUT PRINCIPAL RISKS


                                  GENERAL    INTEREST   CREDIT   COUNTERPARTY   STABLE NAV
                                   RISKS    RATE RISK    RISK        RISK          RISK
                                  -------   ---------   ------   ------------   ----------
Institutional Government Money
   Market Fund                       X          X          X           X             X
Institutional Money Market Fund      X          X          X           X             X
Institutional Treasury Money
   Market Fund                       X          X                      X             X



GENERAL RISKS. The Adviser evaluates the risks and rewards presented by all securities purchased by the Funds and how they advance the Funds' investment objectives. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in the Funds, just as you could with other investments.



An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.



Although a money market fund seeks to maintain a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this goal and it is possible that you may lose money by investing in a Fund.



INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates. For example, a Fund's yield will tend to be higher when interest rates fall.



CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although credit risk is low because the Funds invest only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, a Fund could lose money which might lower the Fund's performance. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.


On September 7, 2008, FNMA and Freddie Mac (collectively the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. Additionally, the GSEs are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that the GSEs maintain a positive net worth. The GSEs' common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to FNMA, Freddie Mac and the FHLBs to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase the GSE mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

STABLE NAV RISK. A Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings.



For additional information about risks, see "More Information About Principal Investment Strategies" on page 17.


INVESTOR PROFILE

The Institutional Government Money Market Fund is designed for institutional investors seeking current income and preservation of capital through a money market portfolio of investments issued or guaranteed by the U.S. government.

The Institutional Money Market Fund is designed for institutional investors seeking current income and preservation of capital through a widely diversified money market portfolio.

The Institutional Treasury Money Market Fund is designed for institutional investors seeking current income and preservation of capital through a money market portfolio of high quality short-term obligations of the U.S. Treasury.

INVESTMENT ADVISER AND INVESTMENT TEAMS





PNC Capital Advisors, LLC ("PNC Capital" or the "Adviser") is the investment adviser to the Funds. PNC Capital was formed on September 30, 2009 with the merger of Allegiant Advantage's predecessor adviser, Allegiant Asset Management Company ("Allegiant Asset Management"), and PNC Capital Advisors, Inc., both indirect wholly owned subsidiaries of The PNC Financial Services Group, Inc. (the "Merger"). An interim investment advisory agreement between PNC Capital and the Allegiant Advantage Institutional Money Market Fund was effective upon the Merger. A shareholder meeting of the Allegiant Advantage Institutional Money Market Fund to approve a new investment advisory agreement between PNC Capital and the Fund is expected to be held on December 17, 2009. Allegiant Advantage Institutional Government Money Market Fund and Allegiant Advantage Institutional Treasury Money Market Fund did not commence operations until after the Merger. Accordingly, these Funds will not hold shareholder meetings. PNC Capital is expected to have approximately $35.7 billion in assets under management upon the Merger.



The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of Allegiant Advantage supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team. The Adviser's Taxable Money Market Management Team manages each Fund's investments.



The Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund commenced operations after the date of this Prospectus. The Adviser is entitled to a management fee at the contractual rate of 0.15% of each Fund's average daily net assets. With respect to the Institutional Money Market Fund, Allegiant Asset Management was entitled to a management fee which was calculated daily and paid monthly at the annual rate of 0.13% of the Fund's average daily net assets for the fiscal year ended May 31, 2009. The Adviser intends to waive a portion of its advisory fee for each Fund during the current fiscal year. This fee waiver is voluntary and may be revised or discontinued at any time.



A discussion regarding the basis for the Board's approval of the interim and new investment advisory agreements will be available in the semi-annual report to shareholders for the period ended November 30, 2009.


MANAGER OF MANAGERS STRUCTURE


The Funds have received an exemptive order from the Securities and Exchange Commission ("SEC") to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval ("Manager of Managers Structure"). Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight by the Funds' Board, for overseeing the Funds' sub-advisers and recommending to the Board their hiring, termination or replacement. While the Adviser does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Adviser may, in the future, recommend to the Funds' Board the establishment of the Manager of Managers Structure for any of the Funds. Shareholders will be notified of any changes made to sub-advisers within 90 days of the change.


PURCHASING AND REDEEMING FUND SHARES

This section tells you how to purchase and redeem Institutional, Advisor and Service Shares of the Funds. The Funds may accept or reject any purchase order.

INSTITUTIONAL SHARES (ALL FUNDS)

     -    NO FRONT-END SALES CHARGE


     -    $3 MILLION MINIMUM INITIAL INVESTMENT


     -    NO MINIMUM AMOUNT FOR SUBSEQUENT INVESTMENTS

ADVISOR SHARES (ALL FUNDS)

     -    NO FRONT-END SALES CHARGE

     -    SHAREHOLDER SERVICING FEES UP TO 0.10% OF NET ASSETS


     -    $3 MILLION MINIMUM INITIAL INVESTMENT


     -    NO MINIMUM AMOUNT FOR SUBSEQUENT INVESTMENTS

SERVICE SHARES (ALL FUNDS)

     -    NO FRONT-END SALES CHARGE

     -    SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS

     -    $3 MILLION MINIMUM INITIAL INVESTMENT

     -    NO MINIMUM AMOUNT FOR SUBSEQUENT INVESTMENTS

Institutional, Advisor and Service Shares are available to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser. Advisor and Service Shares are designed for investors requiring additional services through their financial intermediaries. The minimum initial investment for Institutional, Advisor and Service Shares is $3 million. There is no minimum subsequent investment. Each Fund, at its discretion, may reduce the minimum initial investment for Institutional, Advisor and Service Shares when the aggregate relationship with the Funds and Allegiant Funds is substantially equivalent to the $3 million and warrants this reduction. The minimum initial investment also may be waived if, in the opinion of the Funds, there is adequate intent and availability of assets to reach a future level of investment of $3 million among the Funds and Allegiant Funds. The minimum initial investment applies to the registered owner of an account, including omnibus accounts maintained by financial intermediaries for beneficial owners. Financial intermediaries may receive shareholder servicing fees of up to 0.10% and 0.25% of net assets for Advisor Shares and Service Shares, respectively. In addition, financial intermediaries may charge additional fees, at their discretion, for providing cash management and other services to their customers and may implement a higher minimum initial investment.

HOW TO PURCHASE FUND SHARES


                                     NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT
               --------------------------------------------------------------   -----------------------------------
BY TELEPHONE   -    Call Investor Services at 1-800-364-4890 to set up an       -    If you previously selected the
WITH WIRE           account, obtain an account number and to receive a wire          telephone purchases option for
TRANSFER:           control number to be included in the body of the wire.           your account, call Investor
                                                                                     Services at 1-800-364-4890 to
               -    Ask your bank to transmit immediately available funds by         purchase additional shares.
                    wire. Your bank may charge you a wiring fee for this
                    service.                                                    -    To add the telephone purchases
                                                                                     option to your account, please
               -    Wiring instructions are as follows:                              complete an Account
                                                                                     Maintenance Form or call
                         PNC Bank, N.A.                                              Investor Services.
                         Philadelphia, PA
                         ABA # 031000053                                        Allegiant Advantage and its
                         DDA# 8611711342                                        transfer agent are not responsible
                         For credit to the Allegiant Advantage Fund             for the consequences of delays
                         Further credit (your fund number, your account         resulting from the banking or
                         number and the name on the account)                    Federal Reserve Wire system, or
                         Confirmation or order number (if applicable)           from incomplete wiring
                                                                                instructions.

               -    Complete and sign the account application and mail to:

                         Allegiant Advantage Fund
                         c/o PNC Global Investment Servicing
                         P.O. Box 9795
                         Providence, RI 02940-9795

                    FOR OVERNIGHT DELIVERY MAIL TO:

                         Allegiant Advantage Fund
                         c/o PNC Global Investment Servicing
                         101 Sabin Street
                         Pawtucket, RI 02860-1427

               Contact Investor Services to receive an account application.
               Account applications are also available on AllegiantFunds.com

               Allegiant Advantage and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

BY MAIL:       -    Complete and sign an application. Applications may be       -    Provide purchase instructions
                    requested by calling 1-800-364-4890 and are also                 with the fund name, share
                    available at AllegiantFunds.com.                                 class, your account number and
                                                                                     account registration
               -    Make checks payable, in U.S. dollars, to "Allegiant              information.
                    Advantage Fund (Fund name)." Allegiant Advantage cannot
                    accept third-party checks, starter checks, credit cards,    -    Make your check payable to
                    credit card checks, cash or cash equivalents (i.e.,              "Allegiant Advantage Fund
                    cashier's check, bank draft, money order or travelers'           (Fund name)." Allegiant
                    check).                                                          Advantage cannot accept
                                                                                     third-party checks, starter
               -    Mail the completed and signed account application and            checks, credit cards, credit
                    your check to:                                                   card checks, cash or
                         Allegiant Advantage Fund                                    cash equivalents (i.e.,
                         c/o PNC Global Investment Servicing                         cashier's check, bank
                         P.O. Box 9795                                               draft, money order or
                         Providence, RI 02940-9795                                   travelers' check).


                                     NEW ACCOUNT SET UP                            ADDING TO AN EXISTING ACCOUNT
               --------------------------------------------------------------   -----------------------------------
                                                                                -    Mail the instructions and the
                                                                                     check to one of the two
                    FOR OVERNIGHT DELIVERY MAIL TO:                                  mailing addresses provided.
                         Allegiant Advantage Fund
                         c/o PNC Global Investment Servicing
                         101 Sabin Street
                         Pawtucket, RI 02860-1427

FINANCIAL      -    Contact your financial consultant, financial intermediary or institution to transact initial
INTERMEDIARY        purchases or additional purchases of shares of the Funds. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to Allegiant Advantage on time.

               -    Allegiant Advantage may authorize certain financial intermediaries to receive, on behalf of
                    Allegiant Advantage, purchase and redemption orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, the Funds will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day (as defined below), and the order will be priced at the Fund's net asset value ("NAV") per share next determined after such receipt by the financial intermediary. Your financial intermediary is responsible for enforcing the minimum initial investment requirement and the ongoing minimum account requirement discussed above under "Purchasing and Redeeming Fund Shares."

               -    Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by Allegiant Advantage. If you invest through an authorized institution, you will have to follow its procedures.


GENERAL INFORMATION REGARDING PURCHASES

Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business ("Business Day").

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form. The following table shows when the daily NAV is calculated for each Fund and the deadline for submitting a purchase order to the Funds' transfer agent in order to receive the current Business Day's NAV:


                                                                             DEADLINE FOR SUBMITTING PURCHASE
                                                                               ORDERS TO THE FUNDS' TRANSFER
                                                                                   AGENT TO RECEIVE THE
                                               TIME OF NAV CALCULATION               CURRENT DAY'S NAV
                                             -----------------------------   --------------------------------
Institutional Government Money Market Fund   ONCE DAILY                      3:30 p.m. Eastern time
                                             4:00 p.m. Eastern time
Institutional Money Market Fund              ONCE DAILY                      5:00 p.m. Eastern Time
                                             5:00 p.m. Eastern time

Institutional Treasury Money Market Fund     TWICE DAILY                     1:30 p.m. Eastern time
                                             2:00 p.m. Eastern time and
                                             4:00 p.m. Eastern time (or
                                             close of trading on the NYSE)



Orders in proper form placed prior to the above listed deadlines, and payments which are received or converted into funds deposited at Federal Reserve Banks ("Federal Funds") by the Funds' transfer agent by the above listed deadlines, will become effective and shares will be purchased at the NAV determined at the above listed deadlines on the same business day. The shares so purchased will receive the dividend declared on that day. Orders placed in proper form but not received prior to the above listed deadlines, or whose payments are not received or converted into Federal Funds prior to the above listed deadlines by the Funds' transfer agent, will be priced at the next NAV calculated after the order is received and will begin to accrue dividends that business day.


NAV is not calculated on holidays when the NYSE is closed for trading or on days when the Federal Reserve is closed. The Funds may advance the final time by which orders to buy or sell shares must be received by the transfer agent on those days that the Securities Industry and Financial Markets Association has recommended that the bond markets close early.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.


In calculating NAV, a Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons by the Adviser, a Fund will value its portfolio at market price or fair value prices determined in good faith by the Adviser, assisted by the Fund accountant, using methods approved by the Board of Trustees.


The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

SALES CHARGES

There are no sales charges on the purchase of Institutional, Advisor and Service Shares.

HOW TO REDEEM YOUR FUND SHARES


Shareholders may redeem shares by following the procedures described below. The respective deadlines for submitting redemption requests to the Funds' transfer agent to receive the current Business Day's NAV for each Fund is as follows (all times are Eastern Time): 1:30 p.m. for the Institutional Treasury Money Market Fund, 3:30 p.m. for the Institutional Government Money Market Fund, and 5:00 p.m. for the Institutional Money Market Fund.


TELEPHONE      1-800-364-4890
               Call with the account name, number, and amount of redemption.
               Redemptions will be sent to the shareholder's address or bank account on record.


FINANCIAL      Contact your financial consultant, financial intermediary or
INTERMEDIARY   institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by the Funds.


MAIL For regular mail, send your request including account name, account number and amount of the redemption to the following address:

                    Allegiant Advantage Fund
                    c/o PNC Global Investment Servicing
                    P.O. Box 9795
                    Providence, RI 02940-9795

               FOR OVERNIGHT DELIVERY MAIL TO:

                    Allegiant Advantage Fund
                    c/o PNC Global Investment Servicing
                    101 Sabin Street
                    Pawtucket, RI 02860-1427

IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

SIGNATURE GUARANTEE

The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Funds'.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a signature guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.

INVOLUNTARY REDEMPTION OF YOUR SHARES

Your shares may be automatically redeemed and the account closed if the account balance falls below $100,000 as a result of redemption activity.

RECEIVING YOUR MONEY


If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, please notify Allegiant Advantage in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see "Signature Guarantee" above). Redemption requests will be processed at the next NAV determined after the Fund receives your request in good order. Good order means that your request includes complete information.



Your proceeds can be wired to your bank account or sent to you by check. Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information about your redemption request. Your proceeds can be wired to your bank account or sent to you by check. Allegiant Advantage does not charge a fee to wire your funds; however, your financial institution may charge a fee.

SUSPENSION OF YOUR RIGHT TO REDEEM YOUR SHARES


Allegiant Advantage may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:


     (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

     (b) the NYSE is closed for reasons other than customary weekend and holiday closings;

     (c)  the SEC has by order permitted a Fund's suspension; or


     (d)  an emergency exists, as determined by the SEC, as a result of which:
          (i) disposal by Allegiant Advantage of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Allegiant Advantage to determine the fair market value of its net assets.


TELEPHONE TRANSACTIONS


Purchasing and redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds' transfer agent has certain safeguards and procedures to confirm the authenticity of instructions, neither the Funds nor their transfer agent are responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Funds' transfer agent over the telephone, you will generally bear the risk of any loss, provided the Funds' transfer agent has followed reasonable procedures to confirm the authenticity of instructions.


CUSTOMER IDENTIFICATION PROGRAM


Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, your Social Security number, employer identification number (if applicable) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.


SHORT TERM TRADING


For a family of investment companies comprised of both money market funds and non-money market funds, short-term trading in the non-money market funds creates transaction costs that are borne by all shareholders in those funds and disrupts the orderly management of the funds' portfolio investments. The Board of Trustees of Allegiant Advantage has adopted procedures that impose limits on exchanges between funds of Allegiant Advantage to discourage excessive short-term trading by shareholders.


SHAREHOLDER SERVICES PLANS

Each Fund has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Advisor and Service Shares of a Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively for these shareholder services.

DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS



Each Fund accrues its income daily and distributes it monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the income dividend and/or capital gain distribution. You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective as soon as your written notice is processed.


The following is only a summary of certain tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FEDERAL TAXES

The Funds contemplate declaring as dividends each year all or substantially all of their net taxable investment income. Fund distributions will generally be taxable to you as ordinary income and will not be eligible for the favorable rates currently applicable to qualified dividends. You will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares.

IRAS AND OTHER TAX-QUALIFIED PLANS

One major exception to the foregoing tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. It is anticipated that all of the distributions by the Institutional Treasury Money Market Fund and a significant percentage of the distributions by the Institutional Government Money Market Fund each year will be attributable to interest on U.S. government securities, but there is no assurance that this will be the case inasmuch as some categories of securities in which the Institutional Government Money Market Fund may invest do not qualify as U.S. government securities for these tax purposes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

BACKUP WITHHOLDING

A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a current tax identification number in the manner required, or who are subject to withholding imposed by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current backup withholding rate is 28%.

U.S. FEDERAL TAX TREATMENT OF FOREIGN SHAREHOLDERS

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. The Funds' Statement of Additional Information contains more information about the particular types of securities in which the Funds invest.


Each Fund publishes on the Funds' website (AllegiantFunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a fifteen-day calendar lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds' website until the date on which a Fund files its next quarterly portfolio holdings report with the Securities and Exchange Commission ("SEC") on Form N-CSR or Form N-Q. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Statement of Additional Information, which is available, free of charge, on the Funds' website. The following chart indicates the specific types of investments in which each Fund primarily invests.



                                                Fixed
                                               Income     Government   Repurchase
                                             Securities   Securities   Agreements
                                             ----------   ----------   ----------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                     X            X
INSTITUTIONAL MONEY MARKET FUND                   X            X            X
INSTITUTIONAL TREASURY MONEY MARKET FUND                       X            X


FIXED INCOME SECURITIES

The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

GOVERNMENT SECURITIES

Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

REPURCHASE AGREEMENTS

Under a repurchase agreement a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral.

MORE INFORMATION ABOUT FUND INVESTMENTS

Additional investment policies are described in this section. Each Fund may also invest in other securities, use other strategies and engage in other investment practices. See the Statement of Additional Information for more detail on the investments and strategies used by the Funds.

TEMPORARY INVESTMENTS

Each Fund may hold cash pending investment and may hold up to 100% of its assets in cash and/or short term obligations issued or guaranteed by the U.S. government, including, but not limited to, Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government for temporary defensive purposes.

CASH MANAGEMENT


Pursuant to SEC rules, other mutual funds offered by Allegiant Funds, a separate investment company affiliated with Allegiant Advantage (together with Allegiant Advantage, the "Trusts"), may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trusts, including the Funds.


EURODOLLAR AND YANKEE OBLIGATIONS

The Institutional Money Market Fund may also invest in Eurodollar and Yankee obligations, which include, but are not limited to, certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Adviser selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Institutional Money Market Fund. This information is intended to help you understand the Institutional Money Market Fund's financial performance for the period of the Institutional and Advisor Shares' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


The financial highlights for the fiscal year ended May 31, 2009 have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, whose report, along with the Institutional Money Market Fund's financial statements, is included in the annual report dated May 31, 2009 and is incorporated by reference into the Statement of Additional Information. The audited financial statements and financial highlights for prior fiscal periods were audited by Ernst & Young LLP, the Institutional Money Market Fund's prior independent registered public accounting firm.


No financial highlights are presented for the Institutional Government Money Market Fund and Institutional Treasury Money Market Fund or Service Shares of each Fund because each had not commenced operations as of May 31, 2009.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-364-4890.

SELECTED PER SHARE DATA AND RATIOS FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


                           REALIZED AND
     NET ASSET              UNREALIZED    DIVIDENDS
       VALUE,      NET      GAIN (LOSS)   FROM NET    NET ASSET           NET ASSETS
     BEGINNING  INVESTMENT      ON       INVESTMENT  VALUE, END  TOTAL      END OF
     OF PERIOD   INCOME+   INVESTMENTS     INCOME    OF PERIOD   RETURN  PERIOD (000)
INSTITUTIONAL SHARES
2009   $1.00      $0.01       $--**        $(0.01)     $1.00     1.46%    $2,406,236
2008    1.00       0.04        --**         (0.04)      1.00     4.43      2,289,971
2007    1.00       0.05        --**         (0.05)      1.00     5.32      2,112,795
2006    1.00       0.04        --           (0.04)      1.00     4.00      1,521,950
2005(1) 1.00       0.01        --           (0.01)      1.00     1.40        676,417

ADVISOR SHARES*
2009   $1.00      $0.01       $--**        $(0.01)     $1.00     1.41%      $206,979
2008    1.00       0.04        --**         (0.04)      1.00     4.38        266,866
2007    1.00       0.04        --**         (0.04)      1.00     3.68            529
2006    1.00         --        --              --       1.00     N/A              --
2005(2) 1.00       0.01        --           (0.01)      1.00     0.54             --

                            RATIO OF     RATIO OF       RATIO OF NET
                               NET       EXPENSES        INVESTMENT
              RATIO OF     INVESTMENT   TO AVERAGE    INCOME TO AVERAGE
              EXPENSES       INCOME     NET ASSETS       NET ASSETS
             TO AVERAGE    TO AVERAGE   (BEFORE FEE      (BEFORE FEE
            NET ASSETS(3)  NET ASSETS     WAIVERS)         WAIVERS)
INSTITUTIONAL SHARES
2009            0.19%         1.41%        0.21%            1.39%
2008            0.16          4.32         0.18             4.30
2007            0.15          5.19         0.18             5.16
2006            0.17          4.10         0.22             4.05
2005(1)         0.17          2.42         0.24             2.35

ADVISOR SHARES*
2009            0.24%         1.45%        0.26%            1.43%
2008            0.21          4.27         0.23             4.25
2007            0.20          5.14         0.23             5.11
2006            N/A           N/A          N/A              N/A
2005(2)         0.27          2.02         0.34             1.95

+     PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

* THIS CLASS IS AVAILABLE TO INDIVIDUAL AND INSTITUTIONAL INVESTORS THROUGH A FINANCIAL INTERMEDIARY. DURING THE YEAR ENDED MAY 31, 2006, THERE WAS NO SHAREHOLDER ACTIVITY IN THE CLASS; THEREFORE, NO RATIOS OR TOTAL RETURN ARE PRESENTED.

**    AMOUNT REPRESENTS LESS THAN $0.005 PER SHARE.

(1) INSTITUTIONAL SHARES COMMENCED OPERATIONS ON OCTOBER 28, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN FOR THE PERIOD HAS NOT BEEN ANNUALIZED.

(2) ADVISOR SHARES COMMENCED OPERATIONS ON NOVEMBER 19, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN FOR THE PERIOD HAS NOT BEEN ANNUALIZED.

(3) THE BOARD OF TRUSTEES OF ALLEGIANT ADVANTAGE APPROVED THE PARTICIPATION BY THE FUND IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS (THE "PROGRAM"). THE PROGRAM PROTECTS THE VALUE OF SHARES OF MONEY MARKET FUND INVESTORS AS OF SEPTEMBER 19, 2008. A SHAREHOLDER WOULD RECEIVE A PAYMENT IN THE AMOUNT OF $1.00 PER COVERED SHARE UPON LIQUIDATION OF A FUND, IF THE FUND'S MARKET-BASED NET ASSET VALUE PER SHARE WERE TO FALL BELOW $0.995 AND WAS NOT PROMPTLY RESTORED TO $1.00. THE NUMBER OF COVERED SHARES IS THE LESSER OF THE NUMBER OF SHARES OWNED ON SEPTEMBER 19, 2008 OR THE NUMBER OF SHARES OWNED ON THE DATE WHEN THE PAYMENT IS TRIGGERED. SHARES ACQUIRED BY INVESTORS AFTER THE CLOSE OF BUSINESS ON SEPTEMBER 19, 2008 WERE ELIGIBLE FOR PROTECTION UNDER THE PROGRAM ONLY TO THE EXTENT THAT SUCH PURCHASES REPLACE PRIOR COVERED SHARES. THE TOTAL AMOUNT OF COVERAGE AVAILABLE FOR ALL PARTICIPANTS IN THE PROGRAM IS LIMITED TO THE AMOUNT OF FUNDS AVAILABLE UNDER THE FEDERAL EXCHANGE STABILIZATION FUND. THE INITIAL TERM OF THE PROGRAM EXPIRED ON DECEMBER 18, 2008. THE U.S. DEPARTMENT OF THE TREASURY THEN EXTENDED THE PROGRAM THROUGH THE CLOSE OF BUSINESS ON SEPTEMBER 18, 2009. AS A PARTICIPANT IN THE PROGRAM, THE FUND PAID PARTICIPATION FEES OF 0.01% FOR THE PERIOD SEPTEMBER 19, 2008 THROUGH DECEMBER 18, 2008 AND 0.015% FOR THE PERIOD DECEMBER 19, 2008 THROUGH SEPTEMBER 18, 2009, RESPECTIVELY, BASED ON THE NET ASSET VALUE OF THE FUND AS OF SEPTEMBER 19, 2008.

                               INVESTMENT ADVISER


                            PNC Capital Advisors, LLC


                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   UNDERWRITER
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                            NOT A PART OF PROSPECTUS

                     ALLEGIANT ADVANTAGE FUND PRIVACY NOTICE

     The basis of each customer relationship at Allegiant Advantage Fund is built on trust. You have chosen to do business with Allegiant Advantage Fund, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

     Allegiant Advantage Fund is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

     WHAT INFORMATION WE COLLECT

     "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

     We may collect nonpublic personal information about you from the following sources:

     - Information that you provide to us, such as on applications or other forms, or

     -    Information about your transactions with us

     OUR SECURITY PROCEDURES

     To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

     WHAT INFORMATION WE DISCLOSE

     Allegiant Advantage Fund does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

     Allegiant Advantage Fund works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

     We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as The PNC Financial Services Group, Inc. and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

     ALLEGIANT ADVANTAGE FUND'S PLEDGE TO YOU

     We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES

ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young LLP
Director:
   Commercial Metals Company


JOHN F. DURKOTT
PRESIDENT, CHIEF EXECUTIVE OFFICER AND TRUSTEE
President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.


DOROTHY A. BERRY
President, Talon Industries, Inc.
Chairman and Director:
   Professionally Managed Portfolios

KELLEY J. BRENNAN
AUDIT COMMITTEE CHAIRMAN
Retired Partner, PricewaterhouseCoopers LLP




RICHARD W. FURST
Dean Emeritus and Garvice D. Kincaid Professor of
   Finance (Emeritus), Gatton College of Business and Economics, University of Kentucky
Director:
   Central Bank & Trust Co.
   Central Bancshares

GERALD L. GHERLEIN
Retired Executive Vice President and
   General Counsel, Eaton Corporation

DALE C. LAPORTE
LEGAL COMPLIANCE COMMITTEE CHAIRMAN
Retired Senior Vice President and General Counsel,
   Invacare Corporation
Director:
   Invacare Corporation

KATHLEEN CUPPER OBERT
Chairman and Chief Executive Officer,
   Edward Howard & Co.

   Allegiant Advantage Fund Trustees also serve as Trustees of Allegiant Funds

                                                             (ALLEGIANT(R) LOGO)
                                                                ADVANTAGE FUND
                                                              AllegiantFunds.com

(ALLEGIANT(R) LOGO)
   ADVANTAGE FUND
 AllegiantFunds.com

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Advantage Fund and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain detailed financial information about the Funds and are available, free of charge, on the Funds' website.

TO OBTAIN MORE INFORMATION:

By Internet:
AllegiantFunds.com

By Telephone:
Call 1-800-364-4890

By Mail:
ALLEGIANT ADVANTAGE FUND
c/o PNC Global Investment Servicing
P.O. Box 9795
Providence, RI 02940-9795

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Advantage Fund, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant Advantage Fund's Investment Company Act registration number is
811-07850

                            ALLEGIANT ADVANTAGE FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                 OCTOBER 1, 2009


                   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                         INSTITUTIONAL MONEY MARKET FUND
                    INSTITUTIONAL TREASURY MONEY MARKET FUND


This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Prospectus listed below for the above investment portfolios (each, a "Fund" and collectively, the "Funds") of Allegiant Advantage Fund ("Allegiant Advantage"), as may be amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectus. The Prospectus and Allegiant Advantage's annual report to shareholders dated May 31, 2009 (the "2009 Annual Report") may be obtained without charge, upon request, by calling or writing Allegiant Advantage at 1-800-364-4890, 760 Moore Road, King of Prussia, Pennsylvania 19406.


                               CURRENT PROSPECTUS


    PROSPECTUS DATED OCTOBER 1, 2009 FOR INSTITUTIONAL SHARES, ADVISOR SHARES


      AND SERVICE SHARES OF THE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND,
                       THE INSTITUTIONAL MONEY MARKET FUND
                AND THE INSTITUTIONAL TREASURY MONEY MARKET FUND

                              FINANCIAL STATEMENTS


Allegiant Advantage's audited financial statements and the report thereon of Deloitte & Touche LLP, Allegiant Advantage's Independent Registered Public Accounting Firm, included in the 2009 Annual Report are incorporated by reference into this SAI. No other parts of the 2009 Annual Report are incorporated by reference.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
ALLEGIANT ADVANTAGE FUND ................................................     1
INVESTMENT OBJECTIVES AND POLICIES ......................................     1
INVESTMENT LIMITATIONS AND RESTRICTIONS .................................    14
NET ASSET VALUE .........................................................    16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ..........................    16
ADDITIONAL INFORMATION CONCERNING TAXES .................................    17
TRUSTEES AND OFFICERS ...................................................    18
ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND
   TRANSFER AGENCY AGREEMENTS ...........................................    28
SHAREHOLDER SERVICES PLANS ..............................................    32
PORTFOLIO TRANSACTIONS ..................................................    33
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........................    34
COUNSEL .................................................................    34
PERFORMANCE INFORMATION .................................................    35
ADDITIONAL INFORMATION ..................................................    35
MISCELLANEOUS ...........................................................    37
APPENDIX A: DESCRIPTION OF SECURITIES RATINGS ...........................   A-1
APPENDIX B: PNC CAPITAL ADVISORS, LLC PROXY VOTING POLICY
   AND PROCEDURES .......................................................   B-1

                            ALLEGIANT ADVANTAGE FUND

          This SAI should be read in conjunction with the Prospectus for the Funds listed on the cover page of this SAI. The information contained in this SAI expands upon matters discussed in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus for the Funds.


          Allegiant Advantage was organized as a Massachusetts business trust on May 18, 1993 and prior to May 1, 2000, Allegiant Advantage was named The Parkstone Advantage Fund. Allegiant Advantage is an open-end management investment company which currently offers three diversified investment portfolios called the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund. Allegiant Advantage changed its fiscal year end from December 31 to May 31 effective with the 2005 fiscal year end.



          Allegiant Advantage previously offered shares of five funds: the Equity Growth Fund, International Equity Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Bond Fund. These five funds were liquidated on December 4, 2003 after shareholders of each Fund approved the liquidation at a Special Meeting of Shareholders held on November 24, 2003.



          Effective June 13, 2005, Allegiant Advantage's name was changed from The Armada Advantage Fund to the Allegiant Advantage Fund. Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value in three classes of shares. The Institutional Shares, the Advisor Shares and the Service Shares commenced operations on October 28, 2004, November 19, 2004 and October 1, 2009, respectively.


          Much of the information contained in the SAI expands upon subjects discussed in the Funds' prospectus. Capitalized terms not defined herein are defined in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON FUND MANAGEMENT


          Further information on the management strategies, techniques, policies and related matters concerning PNC Capital Advisors, LLC, the investment adviser to the Funds, may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See "Performance Information" below.



          Prior to September 30, 2009, Allegiant Asset Management Company ("Allegiant Asset Management") served as the investment adviser to the Institutional Money Market Fund. On September 30, 2009, Allegiant Asset Management and PNC Capital Advisors, Inc. merged and formed a new entity named PNC Capital Advisors, LLC (the "Adviser") (the "Merger"). In anticipation of the Merger, on August 25, 2009, the Board approved an Interim Investment Advisory Agreement with the Adviser on behalf of the Institutional Government Money Market Fund, Institutional Money Market Fund and Institutional Treasury Money Market Fund. The Interim Investment Advisory Agreement contains substantially similar terms as the prior Investment Advisory Agreement with Allegiant Asset Management on behalf of the Institutional Money Market Fund, including identical fees with respect to the Institutional Money Market Fund (the "Prior Investment Advisory Agreement"). The Interim Investment Advisory Agreement took effect upon the consummation of the Merger and will remain in effect for 150 days. Additionally, on August 25, 2009, the Board approved a new Investment Advisory Agreement with the Adviser on behalf of the Institutional Government Money Market Fund, Institutional

Money Market Fund and Institutional Treasury Money Market Fund (the "New Investment Advisory Agreement") also on substantially similar terms as the Prior Investment Advisory Agreement, including identical fees with respect to the Institutional Money Market Fund. The New Investment Advisory Agreement will be submitted to Allegiant Advantage's shareholders under a separate Proxy Statement for approval in the fourth quarter of 2009.


          Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's ("S&P") Rating Group, Fitch Ratings, Inc. ("Fitch"), Moody's Investors Service, Inc. ("Moody's") and Dominion Bond Rating Service Limited ("DBRS") for securities which may be held by the Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

          The following information supplements, and should be read in conjunction with, the principal strategies and risk disclosures for the Funds in the Prospectus.

ALLEGIANT ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND


          The Fund seeks to achieve its investment objective by investing 100% of its net assets plus any borrowings for investment purposes in a portfolio of high quality, short-term debt obligations issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities.


ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND


          The Fund seeks to achieve its investment objective by investing in a portfolio of Rule 2a-7 eligible "money market" instruments including, but not limited to certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, and commercial paper (including variable and floating rate instruments) rated in the highest rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities then by that NRSRO, or if unrated, determined to be of comparable quality by the Adviser. The Fund may also invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities. The Fund is currently rated by S&P and approved by the National Association of Insurance Commissioners.


ALLEGIANT ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND


          The Fund seeks to achieve its investment objective by investing exclusively in a portfolio of short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, in repurchase agreements collateralized by short-term obligations of the U.S Treasury up to a maximum of 20% of its net assets and in other money market funds that invest exclusively in such obligations. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities. The Fund may engage in repurchase agreement transactions collateralized by short-term obligations of the U.S Treasury up to 20% of its net assets.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS

DISCLOSURE OF PORTFOLIO HOLDINGS

          In accordance with Allegiant Advantage's policies and procedures, PNC Global Investment Servicing (U.S.) Inc. ("PNC Global Investment Servicing") is responsible for dissemination of information about Allegiant Advantage's portfolio securities. Allegiant Advantage, its co-administrators (the Adviser and PNC Global Investment Servicing, together the "Co-Administrators") and Adviser (together, the "Service Providers") may only disclose information concerning securities held in Allegiant Advantage's portfolios under the following circumstances:



          i. Within fifteen business days following the end of each calendar month, PNC Global Investment Servicing shall post the securities held by each Fund, together with each security's percentage of total net assets of the portfolio, on Allegiant Advantage's website.



          ii. Allegiant Advantage or a Service Provider may disclose Allegiant Advantage's portfolio securities holdings to selected third parties when Allegiant Advantage has a legitimate business purpose for doing so; or



                    a) Examples of instances in which selective disclosure of Allegiant Advantage's portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to Allegiant Advantage; disclosure to a rating or ranking organization; or disclosure of investment models that mirror a portfolio's holdings to investment professionals in a one-on-one context if such model disclosure is subject to trade rotation with the applicable portfolio it mirrors.



          iii. As required by the federal securities laws, including the 1940 Act, Allegiant Advantage shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.



          Each of Allegiant Advantage's Service Providers is required to keep the Funds' portfolio information confidential either pursuant to its agreement with Allegiant Advantage or because of the nature of its relationship to Allegiant Advantage. In the event that Allegiant Advantage or a Service Provider discloses Allegiant Advantage's portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required pursuant to an agreement with Allegiant Advantage to keep the information confidential and shall not trade on such information.



          Neither Allegiant Advantage, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about Allegiant Advantage's portfolio securities.

          With respect to the monthly disclosure of portfolio holdings on Allegiant Advantage's website, PNC Global Investment Servicing is authorized to prepare and post to Allegiant Advantage's website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to Allegiant Advantage, or disclosure to a rating or ranking organization. With respect to any other disclosure of Allegiant Advantage's portfolio holdings, Allegiant Advantage's President and Treasurer, or the Adviser's President shall be authorized to disclose such information.



          In order to ensure that the disclosure of Allegiant Advantage's portfolio securities is in the best interests of Allegiant Advantage's shareholders and to avoid any potential or actual conflicts of interest with PNC Global Investment Servicing, the Adviser, Allegiant Advantage's principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of Allegiant Advantage's portfolio securities for legitimate business purposes shall be approved by Allegiant Advantage's Board of Trustees in advance of such disclosure. This requirement shall not apply to the disclosure of Allegiant Advantage's portfolio securities to Allegiant Advantage's existing service providers of auditing, custody, proxy voting and other services to Allegiant Advantage in connection with the provision of their services to Allegiant Advantage, or as otherwise provided herein.



          The Board shall receive quarterly reports stating whether disclosures were made concerning Allegiant Advantage's portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.


RATINGS CRITERIA

          Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by various ratings agencies for debt securities which may be held by each Fund.

ELIGIBLE SECURITIES


          Each Fund may purchase "eligible securities" (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by Allegiant Advantage's Board of Trustees. Eligible securities generally include: (1) securities that are rated at time of purchase by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or the only NRSRO which has issued a rating) in the highest rating category for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable Obligations") and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission ("SEC") regulations. The Funds may purchase securities that are rated in the highest rating category for short term debt securities. Securities issued by a money market fund and securities issued by the U.S. government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Funds of securities that are rated by only one Rating Agency or that qualify under (3) above if required by applicable regulations or Trust procedures.

VARIABLE AND FLOATING RATE INSTRUMENTS

          Each Fund, with the exception of the Institutional Treasury Money Market Fund, may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between a Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

          The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

          Variable and floating rate obligations held by a Fund may have maturities of more than 397 days, provided: (a) (i) the Fund is entitled to payment of principal and accrued interest upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice) and (ii) the rate of interest on such instrument is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year, or (b) if the obligation is an asset-backed security, and if permitted under Trust procedures and applicable regulations, the security has a feature permitting the holder unconditionally to receive principal and interest within 13 months of making demand.

GUARANTEED INVESTMENT CONTRACTS


          Each Fund, with the exception of the Institutional Treasury Money Market Fund, may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs a Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to that Fund monthly a guaranteed minimum interest payment which may be based on a fixed rate or a fixed spread over an index, such as the London Interbank Offered Rate ("LIBOR"). The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to a Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. A Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. The Institutional Money Market Fund's investments in GICs will not exceed 10% of the Fund's net assets. In addition, because each Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 10% of each Fund's net assets.

          The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REPURCHASE AGREEMENTS

          Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.



          The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or Trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of Allegiant Advantage believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of Allegiant Advantage if presented with the question. Securities subject to repurchase agreements will be held by Allegiant Advantage's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


          Although the securities subject to repurchase agreements may bear maturities exceeding 397 days, the Funds presently intend to enter only into repurchase agreements which terminate within seven days after notice by the Funds. If a Fund were to enter into repurchase agreements which provide for a notice period greater than seven days in the future, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 10% of the Fund's net assets.

ILLIQUID SECURITIES

          Each Fund, with the exception of the Institutional Treasury Money Market Fund, will not knowingly invest more than 10% of the value of their respective net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").



          Each Fund, with the exception of the Institutional Treasury Money Market Fund, may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

CORPORATE DEBT OBLIGATIONS

          The Institutional Money Market Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.


OTHER DEBT SECURITIES

          The Institutional Money Market Fund may also invest in other debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables (CARS) and Certificates of Amortizing Revolving Debts (CARDS); private placements; and income participation loans. Some of the securities in which a Fund invests may have warrants or options attached.


          Appreciation in the value of a debt security may result from an improvement in the credit standing of the issuer of the security or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by the Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by the Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

          In the event that subsequent to its purchase by the Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the Adviser will consider whether the Fund should continue to hold the security.

          As new fixed income products and securities are developed, the Adviser may invest the Funds' assets in those opportunities as well.


ASSET-BACKED SECURITIES


          To the extent permitted by Rule 2a-7 under the 1940 Act and as is consistent with its investment objective and policies, the Institutional Money Market Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by a Fund may include collateralized mortgage obligations ("CMOs") issued by private companies.

          In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.

          Each Fund may purchase securities that are secured or backed by mortgages and are issued by entities such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), or private mortgage conduits. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Except for private mortgage conduits, these securities represent ownership in a pool of federally insured mortgage loans. The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that a Fund's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed securities will be based on estimates of average life.

          Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

          These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

          There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through

Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a publicly-held company owned by its shareholders that was created by an act of Congress. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). Freddie Mac is a publicly-held company owned by its shareholders that was created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any FHLBs and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of FNMA and Freddie Mac. Allegiant Advantage cannot predict what legislation, if any, may be proposed in the future in Congress as regards such sponsorship or which proposals, if any, might be enacted.


          Privately issued mortgage-backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody's or, if unrated, will be in the Adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

          CMOs may be issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises, including FNMA and Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs.

          Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

          Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, Allegiant Advantage for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.


WHEN-ISSUED SECURITIES

          Each Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. One form of when-issued or delayed delivery securities that a Fund may purchase is a "to be announced" (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

          When a Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceed 25% of the value of its total assets.

          When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. A Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

MONEY MARKET INSTRUMENTS

          Each Fund may invest in various short-term obligations such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements and GICs. Each Fund may invest in money market instruments in accordance with Rule 2a-7 under the 1940 Act and as is consistent with its investment objectives and policies.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar-denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not issued by the Federal Deposit Insurance Corporation. The Funds may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of a Fund's total assets at the time of purchase.


          Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-1" by S&P, "Prime-1" by Moody's, "F1" by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by Allegiant Advantage's Board of Trustees. Investments may also include corporate notes. In addition, each Fund may invest in Canadian Commercial Paper which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Each Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.


          Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. Each Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser believes that the credit risk with respect to the instrument is minimal.

GOVERNMENT SECURITIES

          The Institutional Treasury Money Market Fund may only invest in direct obligations of the U.S. Treasury and investment companies that invest only in such obligations. Each other Fund may invest in U.S. government agency obligations, examples of which include the obligations of Federal Home Loan Banks ("FHLBs"), Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the GNMA. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate

Instruments". The Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

U.S. TREASURY OBLIGATIONS AND RECEIPTS

          Each Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

          The Funds may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), Liquid Yield Option Notes ("LYONs"), and Certificates of Accrual on Treasury Securities ("CATS"). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

          Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

EURODOLLAR AND YANKEE OBLIGATIONS

          The Institutional Money Market Fund may invest in Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

          Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Institutional Money Market Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

DERIVATIVE INSTRUMENTS


          Each Fund, with the exception of the Institutional Treasury Money Market Fund, may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including CMOs, various floating rate instruments and other types of securities).

          Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. The Funds may not employ any derivative strategies, and no assurance can be given that any strategy used will succeed. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. To the extent a Fund invests in derivative instruments for non-hedging purposes (i.e., to seek to increase total return), such practice is considered to be speculative and presents an even greater risk of loss.

SECURITIES OF OTHER INVESTMENT COMPANIES

          Subject to 1940 Act limitations and pursuant to applicable SEC requirements, each Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value ("NAV") per share based on the amortized cost or penny-rounding method, i.e., money market funds.

          As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.


          Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group;
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by Allegiant Advantage as a whole; and (iv) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds and other investment companies advised by the Adviser. If a money market fund offers more than one class of shares, the Funds will only invest in the class with the lowest expense ratio at the time of investment.

                     INVESTMENT LIMITATIONS AND RESTRICTIONS

          Each Fund is subject to a number of investment limitations and restrictions. The following investment limitations and restrictions are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Vote of a Majority of the Outstanding Shares").

          No Fund may:

          1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

               (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the U.S., the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

               (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

               (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

               (d) personal credit and business credit businesses will be considered separate industries.

          2. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

          3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

          4. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

          5. Invest in commodities, except that as consistent with its investment objective and policies a Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

          6. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as a Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

          With respect to investment limitation No. 3 above, the 1940 Act prohibits a Fund from issuing senior securities, except that a Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings. Should a Fund's asset average fall below the required 300%, within three days thereafter (not including Sundays and holidays) the Fund must reduce the amount of its borrowings to an extent that the asset coverage will be at least 300%.

          For purposes of the above investment limitations and restrictions, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

          Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

          In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

          No Fund may:

          1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC).

          2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

          3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) a Fund may make short sales against-the-box (defined as the extent to which a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

          4. Purchase securities of companies for the purpose of exercising control.

          5. Invest more than 10% of its net assets in illiquid securities.

          6. Purchase securities while its outstanding borrowings are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Prospectus or SAI are not deemed to be pledged for purposes of this limitation.


          With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the limitations applicable to each Fund's investments in other investment companies.


          The Funds do not intend to acquire securities issued by the Adviser, Underwriter (as defined in "Additional Purchase and Redemption Information" below) or their affiliates.

                                 NET ASSET VALUE

VALUATION OF THE FUNDS

          Allegiant Advantage uses the amortized cost method to value shares of the Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined in accordance with procedures adopted by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each respective Fund would receive if it sold the security. The value of the portfolio securities held by each respective Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.



          Each Fund invests only in high quality, short-term instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable NAV per share, provided that a Fund will neither purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Allegiant Advantage's Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the NAV per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the NAV per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, redeeming shares in kind, reducing the number of a Fund's outstanding shares without monetary consideration, or utilizing a NAV per share determined by using available market quotations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          The sale of the Funds' shares is facilitated by Professional Funds Distributor, LLC (the "Underwriter"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of Allegiant Advantage. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to Allegiant Advantage at Allegiant Advantage Fund, c/o PNC Global Investment Servicing, P.O. Box 9795, Providence, RI 02940-9795.



          Allegiant Advantage may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when:
(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          Payment for shares of a Fund may, in the discretion of Allegiant Advantage, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.



          Allegiant Advantage normally pays redemption proceeds in cash but reserves the right to make redemptions in-kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and may be subject to capital gains taxes as well.


          As described in the Prospectus, each Fund's shares are sold at their NAV to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser. Advisor and Service Shares are designed for investors requiring additional services through their financial intermediaries. There are no sales charges on the purchase of Institutional, Advisor or Service Shares.


          Allegiant Advantage may authorize certain financial intermediaries to accept, on behalf of Allegiant Advantage, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by the financial intermediary on a business day, and the order will be priced at a Fund's NAV per share next determined after such acceptance. Your financial intermediary is responsible for transmitting accepted orders to Allegiant Advantage within the time period agreed upon.


                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

          The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

GENERAL - FEDERAL


          Each Fund of Allegiant Advantage is treated as a separate corporate entity and intends to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

          First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

          Second, generally, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

          Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

          Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

          The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

STATE AND LOCAL TAXES

          Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

                              TRUSTEES AND OFFICERS


          The business and affairs of Allegiant Advantage are managed under the direction of Allegiant Advantage's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Allegiant Advantage's Declaration of Trust. Information pertaining to the Trustees and officers of Allegiant Advantage is set forth below. Trustees who are not deemed to be "interested persons" of

Allegiant Advantage as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Allegiant Advantage are referred to as "Interested Trustees."



                                                                                                 Number
                                                                                                   of
                                                                                               Portfolios
                                                                                                 in Fund
                                 Position(s)                                                   Complex(3)
                                  Held with         Length of                                   Overseen
      Name, Address(1),           Allegiant        Time Served      Principal Occupation(s)        by         Other Directorships
    Date of Birth and Age         Advantage      in Position(2)       During Past 5 Years        Trustee      Held by Trustee(4)
----------------------------  ----------------  ----------------  ---------------------------  ----------  ------------------------
INDEPENDENT TRUSTEES

Robert D. Neary               Chairman of         Since August    Retired; Co-Chairman of            33    Director, Commercial
Date of Birth: 9/30/33        the Board and           1998        Ernst & Young LLP (an                    Metals Company
Age: 76                       Trustee                             accounting firm), 1984 -
                                                                  1993.

Dorothy A. Berry              Trustee           Since April 2006  President, Talon                   33    Chairman and Director,
Date of Birth: 9/12/43                                            Industries, Inc.                         Professionally Managed
Age: 66                                                           (administrative, management              Portfolios
                                                                  and business consulting),
                                                                  since 1986.

Kelley J. Brennan             Trustee and         Trustee since   Retired; Partner,                  33    None
Date of Birth: 7/7/42         Chairman of          April 2006;    PricewaterhouseCoopers LLP
Age: 67                       the Audit          Chairman of the  (an accounting firm), 1981
                              Committee          Audit Committee  - 2002.
                                                   since August
                                                       2007

Richard W. Furst              Trustee             Since August    Dean Emeritus and Garvice          33    Director, Central Bank &
Date of Birth: 9/13/38                                1998        D. Kincaid Professor of                  Trust Co.; Director,
Age: 71                                                           Finance (Emeritus), since                Central Bancshares
                                                                  2003, Garvice D. Kincaid
                                                                  Professor of Finance, 2000
                                                                  - 2003, Dean and Professor
                                                                  of Finance, 1981 - 2003,
                                                                  Gatton College of Business
                                                                  and Economics, University
                                                                  of Kentucky.

                                                                                                 Number
                                                                                                   of
                                                                                               Portfolios
                                                                                                 in Fund
                                 Position(s)                                                   Complex(3)
                                  Held with         Length of                                   Overseen
      Name, Address(1),           Allegiant        Time Served      Principal Occupation(s)        by         Other Directorships
    Date of Birth and Age         Advantage      in Position(2)       During Past 5 Years        Trustee      Held by Trustee(4)
----------------------------  ----------------  ----------------  ---------------------------  ----------  ------------------------
Dale C. LaPorte               Trustee and         Trustee since   Retired; Senior Vice               33    Director, Invacare
Date of Birth: 1/04/42        Chairman of          April 2005;    President and General                    Corporation
Age: 67                       the Legal          Chairman of the  Counsel, Invacare
                              Compliance              Legal       Corporation (manufacturer
                              Committee             Compliance    of healthcare products),
                                                 Committee since  December 2005-2008;
                                                     May 2009     Partner, 1974-2005 and
                                                                  Chairman of Executive
                                                                  Committee, 2000 - 2004, of
                                                                  Calfee, Halter & Griswold
                                                                  LLP (law firm).

Kathleen Cupper Obert         Trustee             Since August    Chairman and CEO, Edward           33    None
Date of Birth: 8/3/58                                 2002        Howard & Co. (public
Age: 51                                                           relations agency), since
                                                                  2000.

INTERESTED TRUSTEES

John F. Durkott(5, 6)         Trustee,            Since August    President and Chief                33    None
Date of Birth: 7/11/44        President and            1998       Executive Officer, Kittle's
Age: 65                       Chief Executive                     Home Furnishings Center,
                              Officer                             Inc. ("Kittles"), since
                                                                  January 2002; Partner,
                                                                  Kittle's Bloomington
                                                                  Properties LLC, 1981 -
                                                                  2003; KK&D LLC, 1989 -
                                                                  2003; KK&D II LLC, 1998 -
                                                                  2003 (affiliated real
                                                                  estate companies of
                                                                  Kittle's).
Gerald L. Gherlein(7)         Trustee             Since August    Retired; Executive                 33    None
Date of Birth: 2/16/38                                1998        Vice-President and General
Age: 71                                                           Counsel, Eaton Corporation
                                                                  (global manufacturing),
                                                                  1991 - 2000.

                                                                                                 Number
                                                                                                   of
                                                                                               Portfolios
                                                                                                 in Fund
                                 Position(s)                                                   Complex(3)
                                  Held with         Length of                                   Overseen
      Name, Address(1),           Allegiant        Time Served      Principal Occupation(s)        by         Other Directorships
    Date of Birth and Age         Advantage      in Position(2)       During Past 5 Years        Trustee      Held by Trustee(4)
----------------------------  ----------------  ----------------  ---------------------------  ----------  ------------------------
OFFICERS

Kathleen T. Barr(8)           Senior Vice            Since        Senior Vice President             N/A    N/A
200 Public Square, 5th Floor  President, Chief     February       (formerly Vice President),
Cleveland, OH 44114           Administrative         2003         National City Bank, since
Date of Birth: 5/2/55         Officer and                         June 1999 Managing
Age: 54                       Chief Compliance                    Director, Allegiant Asset
                              Officer                             Management Group (formerly
                                                                  Armada Funds Group), June
                                                                  1999 to September 2009;
                                                                  Managing Director, PNC
                                                                  Capital Advisors, LLC
                                                                  (formerly Allegiant Asset
                                                                  Management Company and
                                                                  National City Investment
                                                                  Management Company), since
                                                                  May 1996; Chief
                                                                  Administrative Officer, PNC
                                                                  Capital Advisors, LLC
                                                                  (formerly Allegiant Asset
                                                                  Management Company), since
                                                                  2008.

                                                                                                 Number
                                                                                                   of
                                                                                               Portfolios
                                                                                                 in Fund
                                 Position(s)                                                   Complex(3)
                                  Held with         Length of                                   Overseen
      Name, Address(1),           Allegiant        Time Served      Principal Occupation(s)        by         Other Directorships
    Date of Birth and Age         Advantage      in Position(2)       During Past 5 Years        Trustee      Held by Trustee(4)
----------------------------  ----------------  ----------------  ---------------------------  ----------  ------------------------
John Kernan(9)                Treasurer             Treasurer     Senior Vice President             N/A    N/A
200 Public Square, 5th Floor  (formerly             since May     (formerly Vice President),
Cleveland, OH 44114           Assistant               2008;       National City Bank and
Date of Birth: 9/17/65        Treasurer)            Assistant     Managing Director of Fund
Age: 44                                             Treasurer     Administration, PNC Capital
                                                      from        Advisors, LLC (formerly
                                                    February      Allegiant Asset Management
                                                   2005 to May    Company and National City
                                                      2008        Investment Management
                                                                  Company), since July 2004;
                                                                  Senior Director of Fund
                                                                  Administration, State
                                                                  Street Bank and Trust
                                                                  Company, 1998 - 2004.

Patrick Glazar (9)            Assistant             Assistant     Vice President and Senior         N/A    N/A
103 Bellevue Parkway          Treasurer             Treasurer     Director, Accounting and
Wilmington, DE 19809          (formerly             since May     Administration, PNC Global
Date of Birth: 7/8/67         Treasurer)              2008;       Investment Servicing
Age: 42                                             Treasurer     (formerly PFPC Inc.), since
                                                      from        September 2002.
                                                    February
                                                   2006 to May
                                                      2008

Audrey C. Talley(9)           Secretary               Since       Partner, Drinker Biddle &         N/A    N/A
One Logan Square                                  February 2005   Reath LLP (law firm).
18th and Cherry Streets
Philadelphia, PA 19103-6996
Date of Birth: 11/20/53
Age: 55

                                                                                                 Number
                                                                                                   of
                                                                                               Portfolios
                                                                                                 in Fund
                                 Position(s)                                                   Complex(3)
                                  Held with         Length of                                   Overseen
      Name, Address(1),           Allegiant        Time Served      Principal Occupation(s)        by         Other Directorships
    Date of Birth and Age         Advantage      in Position(2)       During Past 5 Years        Trustee      Held by Trustee(4)
----------------------------  ----------------  ----------------  ---------------------------  ----------  ------------------------
David C. Lebisky(9)           Assistant               Since       Vice President and Senior         N/A    N/A
760 Moore Road                Secretary           February 2007   Director, Regulatory
King of Prussia, PA 19406                                         Administration, PNC Global
Date of Birth: 5/19/72                                            Investment Servicing
Age: 37                                                           (formerly PFPC Inc.), since
                                                                  January 2007; Vice
                                                                  President and Director,
                                                                  PFPC Inc., 2002 - 2007.


(1) Each Trustee can be contacted by writing to Allegiant Advantage Fund, c/o Allegiant Funds Group, 200 Public Square, 5th Floor, Cleveland, OH 44114,
     Attention: John Kernan.

(2) Each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.


(3) The "Fund Complex" consists of all registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the Funds and 30 portfolios of Allegiant Funds that are offered for sale as of the date of this SAI.



(4) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act. In addition to Allegiant Advantage, each Trustee serves as a Trustee of Allegiant Funds. Mr. Neary also serves as Chairman and Mr. Durkott also serves as President and Chief Executive Officer of Allegiant Funds.



(5)  Mr. Durkott is President and Chief Executive Officer of Allegiant
     Advantage.



(6) Mr. Durkott is considered to be an "interested person" of the Trust because he owns shares of common stock in General Electric Company, an affiliate of GE Asset Management, a sub-adviser to the Allegiant Funds' International Equity Fund as of September 30, 2009.



(7) Mr. Gherlein is considered to be an "interested person" of the Trust because his wife owns shares of common stock in General Electric Company, an affiliate of GE Asset Management, a sub-adviser to the Allegiant Funds' International Equity Fund as of September 30, 2009.



(8) Ms. Barr also serves as Senior Vice President, Chief Administrative Officer and Chief Compliance Officer of Allegiant Funds. She previously served as Chief Legal Officer from January 5, 2009 until May 14, 2009 and Assistant Treasurer and Chief Compliance Officer of Allegiant Advantage and Allegiant Funds from August 2002 until February 2003.



(9) Ms. Talley, Mr. Glazar, Mr. Kernan and Mr. Lebisky also serve as Officers of Allegiant Funds in their same capacities.



          Ms. Talley is a partner of the law firm Drinker Biddle & Reath LLP, which serves as counsel to Allegiant Advantage.


BOARD COMMITTEES

          The Board of Trustees has established three committees, the Audit Committee, the Nominating Committee and the Legal Compliance Committee.


          The Audit Committee consists of all Trustees who are not "interested persons" of Allegiant Advantage as defined in the 1940 Act. The Audit Committee generally oversees Allegiant Advantage's accounting and financial reporting process. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of Allegiant Advantage's Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of Allegiant Advantage's internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of Allegiant Advantage's financial statements. The Audit Committee was established on May 22, 2003 and held five formal meetings during the last fiscal year.



          The Nominating Committee includes all Trustees who are not "interested persons" of Allegiant Advantage as defined in the 1940 Act. The Nominating Committee is responsible for nominating individuals who are not "interested persons" of Allegiant Advantage to fill any vacancies on the Board. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee's procedures provide that Allegiant Advantage's security holders can submit nominees for consideration for Board vacancies by sending the nomination to Allegiant Advantage's Secretary, who will submit all nominations to the Committee.



          The Legal Compliance Committee includes all Trustees who are not "interested persons" of Allegiant Advantage as defined in the 1940 Act. The Legal Compliance Committee is responsible for the confidential receipt, retention and consideration of any report of evidence of a material violation of securities laws relating to the Funds or Adviser. The Legal Compliance Committee was established on May 14, 2009 and did not meet during the last fiscal year.


TRUSTEE OWNERSHIP OF ALLEGIANT FUND FAMILY SHARES

          The following table shows the dollar range of shares beneficially owned by each Trustee in the Funds and the Allegiant fund family in the aggregate as of December 31, 2008.

INDEPENDENT TRUSTEES


                                                            AGGREGATE DOLLAR RANGE OF
                                                            EQUITY SECURITIES IN ALL
                                DOLLAR RANGE OF          PORTFOLIOS OF THE FUND COMPLEX
NAME OF TRUSTEE/FUND    EQUITY SECURITIES IN THE FUNDS         OVERSEEN BY TRUSTEE
---------------------   ------------------------------   ------------------------------
ROBERT D. NEARY                       $0                          over $100,000
DOROTHY A. BERRY                      $0                       $50,001 - $100,000
KELLEY J. BRENNAN                     $0                       $50,001 - $100,000
RICHARD W. FURST                      $0                          over $100,000
DALE C. LAPORTE                       $0                          over $100,000
KATHLEEN CUPPER OBERT                 $0                       $10,001 to $50,000

INTERESTED TRUSTEES

                                                           AGGREGATE DOLLAR RANGE OF
                                                            EQUITY SECURITIES IN ALL
                                DOLLAR RANGE OF          PORTFOLIOS OF THE FUND COMPLEX
NAME OF TRUSTEE/FUND    EQUITY SECURITIES IN THE FUNDS        OVERSEEN BY TRUSTEE
--------------------    ------------------------------   ------------------------------
JOHN F. DURKOTT                       $0                       $50,001 - $100,000
GERALD L. GHERLEIN                    $0                          over $100,000



          As of September 4, 2009, the Trustees and officers of Allegiant Advantage as a group owned beneficially less than 1% of each class of the outstanding shares, in the aggregate, of all the Funds of Allegiant Advantage.


CERTAIN INTERESTS OF INDEPENDENT TRUSTEES

     Ms. Obert serves as Chairman and Chief Executive Officer and owns approximately 20% of the outstanding shares of privately held Edward Howard & Co. ("EH&C"). EH&C undertakes occasional media training, employee communications, crisis planning, marketing, publicity and corporate communications consulting services for PNC Financial Services Group, Inc. From January 1, 2007 through December 31, 2007, EH&C earned approximately $4,000 in fees for these services. From January 1, 2008 through December 31, 2008, EH&C earned approximately $31,000 in fees for these services. EH&C expects to be engaged for similar projects by PNC Financial Services Group, Inc. from time to time at comparable fee levels.



     Mr. LaPorte served as Senior Vice President of business development and General Counsel of Invacare Corporation ("Invacare") until his retirement as of January 1, 2009. Mr. LaPorte serves on the Board of Invacare. Invacare has a $400 million line of credit open with a lending syndicate of eleven banks, one of which is National City Bank ("NCB") and its subsidiary, National City Bank, Canada Branch ("NCB Canada"), which is under common control with the Funds' investment adviser. The combined NCB and NCB Canada obligation as part of the syndicate is limited to 15% of the total value of the line of credit, or US $60 million. The line of credit is used for working capital and general corporate purposes. The highest amount outstanding on the NCB pro rata share of the credit facility during the period January 1, 2006 to December 31, 2007, based on month end balances, was $25,657,000. The NCB portion of the balance outstanding as of December 31, 2007 was $4,280,000. Interest is charged at a variable rate that may be calculated on a spread over LIBOR, Fed Funds or Prime. The spreads are determined quarterly based on Invacare's Leverage Ratio (the ratio of debt to equity of the firm). In addition, Invacare engages NCB for certain treasury management and stock transfer agency services. From January 1, 2006 through December 31, 2006, NCB earned approximately $221,133 in fees for these services, which represented approximately 0.0025% of NCB's revenues for the period. From January 1, 2007 through December 31, 2007, NCB earned approximately $57,609 in fees for these services, which represented approximately 0.0008% of NCB's revenues for the period.



     PNC Bank's obligation as part of the syndicate is limited to 4.375% of the total value of the line of credit, or US $17.5 million. The line of credit is used for working capital and general corporate purposes. The highest amount outstanding on the PNC Bank pro rata share of the credit facility during the period January 1, 2007 to December 31, 2008, based on month end balances, was $12,306,488. The PNC Bank portion of the balance outstanding as of December 31, 2008 was $603,363. Interest is charged at a variable rate that may be calculated on a spread over LIBOR, Fed Funds or Prime. The spreads are determined quarterly based on Invacare's Leverage Ratio (the ratio of debt to equity of the firm). In addition, Invacare engages PNC Bank or affiliates for certain treasury management and capital markets services. From January 1, 2007 through December 31, 2007, PNC Bank or affiliates earned approximately $185,000 in fees for these services, which represented approximately 0.0008% of PNC Bank's revenues for the period. From January 1, 2008 through December 31, 2008, PNC Bank or affiliates earned approximately $236,000 in fees for these services, which represented approximately 0.0033% of PNC Bank's revenues for the period.


BOARD COMPENSATION

          Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. Prior to January 1, 2008, each Trustee received an annual fee of $40,000 plus $4,000 for each combined Board meeting attended in person. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities.


          The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by Allegiant Advantage in the shares of one or more portfolios of Allegiant Advantage or Allegiant Funds and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate Allegiant Advantage to retain any Trustee or pay any particular level of compensation.



          The following table summarizes the compensation for each of the Trustees of Allegiant Advantage for the fiscal year ended May 31, 2009:



                                                        Pension or
                                      Aggregate     Retirement Benefits                      Total Compensation
                                   Compensation      Accrued as Part of   Estimated Annual     from Allegiant
Name of                            from Allegiant        Allegiant          Benefits Upon    Advantage and Fund
Person, Position                     Advantage      Advantage's Expense      Retirement          Complex*
----------------                   --------------   -------------------   ----------------   ------------------
INDEPENDENT TRUSTEES

Robert D. Neary,
   Chairman and Trustee               $3,508                $0                    $0              $113,000

Dorothy A. Berry, Trustee             $2,486                $0                    $0              $ 80,000

Kelley J. Brennan,
   Chairman of the Audit Committee
   and Trustee                        $3,048                $0                    $0              $ 98,000

Richard W. Furst, Trustee             $2,456                $0                    $0              $ 79,000

                                                        Pension or
                                      Aggregate     Retirement Benefits                      Total Compensation
                                   Compensation      Accrued as Part of   Estimated Annual     from Allegiant
Name of                            from Allegiant        Allegiant          Benefits Upon    Advantage and Fund
Person, Position                     Advantage      Advantage's Expense      Retirement           Complex*
----------------                   --------------   -------------------   ----------------   ------------------
Dale C. LaPorte, Trustee              $1,141(1)             $0                    $0              $ 36,000

Kathleen Cupper Obert, Trustee        $2,456                $0                    $0              $ 79,000

INTERESTED TRUSTEES

John G. Abunassar(2),
   President,
   CEO and Trustee                    $    0                $0                    $0              $      0

John F. Durkott, Trustee              $2,456                $0                    $0              $ 79,000

Gerald L. Gherlein, Trustee           $2,456                $0                    $0              $ 79,000


*    Each Trustee also serves as a Trustee of Allegiant Funds.


(1) Includes Deferred Compensation in the amount of $1,400 accrued during Allegiant Advantage's fiscal year ended May 31, 2009 for Dale C. LaPorte.



(2) Mr. Abunassar resigned as Trustee of Allegiant Advantage effective August 13, 2009 and as President and CEO on September 18, 2009.


CODE OF ETHICS


          Allegiant Advantage and the Adviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that: (i) establishes procedures for personnel with respect to personal investing, (ii) prohibits or restricts certain transactions that may be deemed to create a conflict of interest between personnel and the Funds, and (iii) permits personnel to invest in securities, including securities that may be purchased or held by the Funds.


SHAREHOLDER AND TRUSTEE LIABILITY


          Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of Allegiant Advantage. However, Allegiant Advantage's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Allegiant Advantage, and that every note, bond, contract, order, or other undertaking made by Allegiant Advantage shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of Allegiant Advantage property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that Allegiant Advantage shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Allegiant Advantage, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Allegiant Advantage itself would be unable to meet its obligations.



          The Declaration of Trust states further that no Trustee, officer, or agent of Allegiant Advantage shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of Allegiant Advantage's estate or the conduct of any business of Allegiant Advantage, nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as Trustee. The Declaration of Trust also provides that all persons having any claim against the Trustees or Allegiant Advantage shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of Allegiant Advantage unless any such person would not be entitled to indemnification had he or she been a Trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS

ADVISORY AGREEMENT

          The Adviser currently serves as investment adviser to the Funds pursuant to the Interim Investment Advisory Agreement dated September 30, 2009. Upon shareholder approval, the New Investment Advisory Agreement will take effect. The Adviser is an indirect wholly owned subsidiary of PNC, a bank holding company and financial holding company with headquarters in Pittsburgh, Pennsylvania. The Adviser is a newly formed entity. However, Allegiant Asset Management and PNC Capital Advisors, Inc, which merged to form the Adviser, together had $35.5 billion in assets under management as of June 30, 2009. Prior to September 30, 2009, Allegiant Asset Management served as investment adviser to the Institutional Money Market Fund pursuant to the Prior Investment Advisory Agreement. The Adviser is located at 200 Public Square, 5th Floor, Cleveland, Ohio 44114.



          For services performed under the Prior, Interim and New Investment Advisory Agreements (collectively, the "Advisory Agreements"), Allegiant Asset Management/the Adviser receives fees as an annual percentage rate, based on average daily net assets, computed daily and paid monthly at the percentage rates as stated in the Prospectus. From time to time, Allegiant Asset Management/the Adviser may voluntarily waive fees or reimburse Allegiant Advantage for expenses. Fee information provided below reflects fees charged in accordance with the Prior Investment Advisory Agreement. During the fiscal year ended May 31, 2007, the Institutional Money Market Fund incurred advisory fees, net of fee waivers, in the amount of $2,190,097. During the fiscal year ended May 31, 2008, the Institutional Money Market Fund incurred advisory fees, net of fee waivers, in the amount of $2,813,554. During the fiscal year ended May 31, 2009, the Institutional Money Market Fund incurred advisory fees, net of fee waivers, in the amount of $3,106,068. During the fiscal year ended May 31, 2007, advisory fees were waived in the amount of $601,310 for the Institutional Money Market Fund. During the fiscal year ended May 31, 2008, advisory fees were waived in the amount of $432,854 for the Institutional Money Market Fund. During the fiscal year ended May 31, 2009, advisory fees were waived in the amount of $477,857. The Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund did not commence operations until after the date of this SAI.

          Subject to the supervision of Allegiant Advantage's Board of Trustees, the Adviser provides a continuous investment program for each Fund, including investment research and management with respect to all securities and investments and cash equivalents in each Fund. The Adviser determines from time to time what securities and other investments will be purchased, retained or sold by each Fund. The Adviser provides the services under the Advisory Agreements in accordance with each Fund's investment objective, policies, and restrictions as stated in the Prospectus and resolutions of Allegiant Advantage's Board of Trustees applicable to each Fund.



          As discussed in the Prospectus, the Funds and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval.



          The Adviser places orders pursuant to its investment determinations for each Fund either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser uses its best efforts to seek on behalf of Allegiant Advantage and each Fund the best overall terms available. In assessing the best overall terms available for any transaction the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to each Fund and/or other accounts over which the Adviser or any affiliate of either of them exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for each Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion.



          In no instance will Fund securities be purchased from or sold to the Adviser, any sub-adviser, the Underwriter (or any other principal underwriter to Allegiant Advantage) or an affiliated person of either Allegiant Advantage, the Adviser, a sub-adviser, or the Underwriter (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of Allegiant Advantage and its other clients where such aggregation is not inconsistent with the policies set forth in Allegiant Advantage's registration statement. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and such other clients. The Adviser will maintain all books and records with respect to the securities transactions for the Funds and furnish to Allegiant Advantage's Board of Trustees such periodic and special reports as the Board may request.



          The Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by Allegiant Advantage in connection with the performance of the Advisory Agreements except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.


          Unless sooner terminated, the Advisory Agreements continue in effect for an initial period of up to two years after its approval and will continue in effect from year to year thereafter, subject to annual approval by Allegiant Advantage's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund (as defined by the 1940 Act) and a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreements may be terminated by Allegiant Advantage or the Adviser on 60 days' written notice without penalty, and will terminate immediately in the event of its assignment, as defined in the 1940 Act.


APPROVAL OF ADVISORY AGREEMENTS

          A discussion regarding the basis for the Board's approval of the Prior Investment Advisory Agreement is available in the semi-annual report to shareholders for the period ended November 30, 2008. A discussion regarding the basis for the Board's approval of the Interim and New Investment Advisory Agreements will be available in the semi-annual report to shareholders for the period ended November 30, 2009.


PROXY VOTING POLICIES AND PROCEDURES

          Allegiant Advantage is required to disclose information concerning the Funds' proxy voting policies and procedures to shareholders. The Board of Trustees has delegated to the Adviser responsibility for implementing decisions regarding proxy voting for securities held by each Fund. The Adviser will vote such proxies in accordance with the proxy policies and procedures, which have been reviewed by the Board of Trustees and adopted by Allegiant Advantage, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year is available (1) without charge, upon request by calling 1-800-364-4890 and (2) on the SEC's website at http://www.sec.gov.


ADMINISTRATION AND ACCOUNTING SERVICES

          Allegiant Advantage has entered into a Co-Administration and Accounting Services Agreement dated February 26, 2009 (the "Co-Administration Agreement") with PNC Global Investment Servicing and the Adviser (together with PNC Global Investment Servicing, the "Co-Administrators"), pursuant to which PNC Global Investment Servicing and the Adviser have agreed to serve as Co-Administrators to Allegiant Advantage. This agreement superseded a prior agreement with PNC Global Investment Servicing and National City Bank dated September 1, 2006.



          The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to Allegiant Advantage under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by Allegiant Advantage in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration

Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.


          PNC Global Investment Servicing is a wholly owned subsidiary of PNC. The Adviser is an indirect wholly owned subsidiary of PNC.


          Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees with respect to each Fund, computed daily and paid monthly, at annual rates based on the average daily net assets of each Fund. During the fiscal year ended May 31, 2007, the Institutional Money Market Fund paid to the Co-Administrators administration fees, net of fee waivers, of $250,173. During the fiscal year ended May 31, 2008, the Institutional Money Market Fund paid to the Co-Administrators administration fees, net of fee waivers, of $301,877. During the fiscal year ended May 31, 2009, the Institutional Money Market Fund paid to the Co-Administrators administration fees, net of fee waivers, of $305,255. The Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund did not commence operations until after the date of this SAI.

UNDERWRITER

          The Underwriter acts as principal underwriter for the Funds' shares pursuant to its Distribution Agreement with Allegiant Advantage. The Underwriter has its principal business office at 760 Moore Road, King of Prussia, Pennsylvania, 19406. Shares are sold on a continuous basis. The Underwriter will use all reasonable efforts in connection with distribution of shares of Allegiant Advantage.



          Unless otherwise terminated, the Distribution Agreement between Allegiant Advantage and the Underwriter continues in force and renews annually, provided that such annual renewal is approved by (i) either the vote of a majority of the Trustees of Allegiant Advantage, or the vote of a majority of the outstanding voting securities of Allegiant Advantage, and (ii) the vote of a majority of those Trustees of Allegiant Advantage who are not parties to the Distribution Agreement or interested persons of any such party ("Qualified Trustees"), cast in person at a meeting called for the purpose of voting on the approval. The Distribution Agreement shall automatically terminate in the event of its assignment. In addition, the Distribution Agreement may at any time be terminated by the Underwriter, by a vote of a majority of Qualified Trustees or by vote of a majority of the outstanding voting securities of Allegiant Advantage upon not less than sixty days prior written notice to the other party.


          The Underwriter may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Underwriter from certain sources available to it. Under any such program, the Underwriter may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

CUSTODIAN SERVICES AND TRANSFER AGENCY SERVICES AGREEMENTS

          PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, with offices at 301 Bellevue Parkway, Wilmington, DE 19809, serves as custodian (the "Custodian") to Allegiant Advantage pursuant to a Custodian Services Agreement dated October 21, 2004. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

          PNC Global Investment Servicing, in its role as transfer agent, is located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds pursuant to a Transfer Agency Services Agreement dated June 10, 2006. As part of these services, PNC Global Investment Servicing maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund's cash distributions to shareholders. Prior to June 10, 2006, Boston Financial Data Services served as Allegiant Advantage's transfer agent and dividend disbursing agent with respect to the Funds.


                           SHAREHOLDER SERVICES PLANS


          Allegiant Advantage has implemented Shareholder Services Plans with respect to the Funds' Advisor Shares and Service Shares (the "Services Plans") pursuant to which Allegiant Advantage may enter into agreements with financial institutions, broker-dealers, or other industry professionals, such as investment advisers, accountants, and estate planning firms pertaining to the provision of shareholder administrative services to their customers who are the beneficial owners of a Fund's Advisor Shares or Service Shares in consideration for payments for such services. The Services Plans provide for the payment (on an annualized basis) of up to 0.10% and 0.25% of the NAV attributable to a Fund's Advisor Shares or Service Shares, respectively, held by a financial institution's customers.


          Services under the Services Plans may include:

   (i) aggregating and processing purchase and redemption requests for Advisor Shares and placing net purchase and redemption orders with the Underwriter or Transfer Agent;

   (ii) providing clients with a service that invests the assets of their accounts in Advisor Shares pursuant to specific or pre-authorized instructions;

   (iii) processing dividend payments from the Funds and assisting clients in changing dividend options, account designations and addresses;


   (iv) providing information periodically to show clients their positions in Advisor Shares;


   (v)    arranging for bank wires;

   (vi) responding to client inquiries relating to the services performed by the financial intermediary;

   (vii) providing subaccounting with respect to Advisor and Service Shares beneficially owned by clients;

   (viii) if required by law, forwarding or causing to be forwarded shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution, and tax notices) to clients; and


   (ix) providing such other similar services as Allegiant Advantage may reasonably request to the extent permissible under applicable statutes, rules, or regulations. Upon request, provide clients a schedule of any fees that may be charged to them by the financial intermediary relating to the investment of their assets in Advisor or Service Shares.

          Servicing Agreements between Allegiant Advantage and financial institutions are terminable, without penalty, at any time by Allegiant Advantage (which termination may be by vote of a majority of the Disinterested Trustees) or by the financial institution upon notice to Allegiant Advantage.


                             PORTFOLIO TRANSACTIONS


          Pursuant to the Advisory Agreements, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or broker and/or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.


          During the fiscal year ended May 31, 2007, the Institutional Money Market Fund did not pay any brokerage commissions. During the fiscal year ended May 31, 2008, the Institutional Money Market Fund did not pay any brokerage commissions. During the fiscal year ended May 31, 2009, the Institutional Money Market Fund did not pay any brokerage commissions. The Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund did not commence operations until after the date of this SAI.

          While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Such research services may include research reports on companies; industries and securities; economic and financial data; financial publications; computer databases; quotation equipment and services; and research oriented computer hardware, software and other services. Nevertheless, research services are only one of many factors considered in selecting broker-dealers. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Funds and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligation to the Funds.


          Portfolio securities will not be purchased from or sold to Allegiant Advantage's Adviser, Underwriter, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, a Fund will not give preference to the Adviser's affiliates with respect to such transactions, securities, savings deposits and repurchase agreements.


          Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The value of each Fund's aggregate holdings of securities of its regular broker-dealers as of May 31, 2009 is as follows:

                                                           Value of Fund's Aggregate
Fund                                     Issuer               Holdings of Issuer
----                              ----------------------   -------------------------
Institutional Money Market Fund   Bank of America                $169,988,117
                                  Greenwich Capital              $105,000,000
                                  Deutsche Bank                  $100,000,000
                                  Goldman Sachs TLGP             $ 95,000,000
                                  Barclays Bank                  $ 85,000,000
                                  J.P.Morgan Chase & Co.         $ 34,996,211
                                  UBS                            $ 26,000,000


          The Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund did not commence operations until after the date of this SAI.

          The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's affiliates. In making investment decisions for the Funds, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Funds' accounts are customers of the commercial departments of any of the Adviser's affiliates.

          Investment decisions for a Fund are made independently from those for the other funds and for other investment companies and accounts advised or managed by the Adviser. Such other funds, investment companies and accounts may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or advisory clients.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


          Deloitte & Touche LLP, with offices at 111 South Wacker Drive, Chicago, IL 60606, serves as the Independent Registered Public Accounting Firm for the Funds. The financial highlights for the Institutional Money Market Fund in the Prospectus and the financial statements for the Institutional Money Market Fund contained in Allegiant Advantage's 2009 Annual Report (their "Report"), and the Report itself, are incorporated by reference into this SAI and were audited by Deloitte & Touche LLP. The Institutional Money Market Fund's financial highlights and financial statements for prior years were audited by Ernst & Young LLP, the Fund's predecessor independent registered public accounting firm. Financial highlights for the Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund are not provided as they had not commenced operations prior to the end of the 2009 fiscal year.


                                     COUNSEL


          Drinker Biddle & Reath LLP (of which Ms. Talley, Secretary of Allegiant Advantage, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to Allegiant Advantage and will pass upon the legality of the shares offered hereby.

                             PERFORMANCE INFORMATION

YIELDS FOR THE FUNDS

          Yields for the Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

TOTAL RETURN QUOTATIONS

          Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Funds immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in a Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the NAV per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

          Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES


          Allegiant Advantage is a Massachusetts business trust. Allegiant Advantage was organized on May 18, 1993 and Allegiant Advantage's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 19, 1993. The Declaration of Trust authorizes Allegiant Advantage, through the Board of Trustees, to issue an unlimited number of shares and to classify or re-classify any unissued shares into one or more additional classes by setting or changing in one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectus, including classes or series which represent interests in the Funds as follows, and as further described in this SAI and the related Prospectus:

Institutional Government Money Market Fund:   Institutional Shares
                                              Advisor Shares
                                              Service Shares

Institutional Money Market Fund:              Institutional Shares
                                              Advisor Shares
                                              Service Shares

Institutional Treasury Money Market Fund:     Institutional Shares
                                              Advisor Shares
                                              Service Shares


          Allegiant Advantage's shares have no pre-emptive rights and only such conversion or exchange rights as the Board of Trustees may grant in their discretion. When issued for payment, as described in the Prospectus, a Fund's shares will be fully paid and non-assessable. In the event of the liquidation or dissolution of Allegiant Advantage or an individual fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund at a proportionate distribution based on the relative asset values of the respective Fund, of any general assets of Allegiant Advantage not belonging to any particular Fund which are available for distribution.



          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the shareholders of the outstanding voting securities in an investment company such as Allegiant Advantage shall not be deemed to have been effectively acted upon unless approved by holders of a majority of the outstanding shares of each investment fund affected by such matter. A particular fund is deemed to be affected by a matter unless it is clear that the interest of each fund in the matter is substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of Allegiant Advantage voting without regard to a particular fund.



          Shareholders are entitled to one vote for each dollar of NAV invested and a proportionate fractional vote for any fraction of one dollar of NAV invested, and will vote in the aggregate, and not by class except as otherwise required by the 1940 Act or other applicable law, or when the matter to be voted upon affects only interests of the shareholders of a particular class. Voting rights are not cumulative, and, accordingly, the holders of more than 50% of Allegiant Advantage's outstanding shares may elect all of the Trustees, irrespective of the votes of other shareholders.



          Allegiant Advantage does not intend to hold annual shareholder meetings except as may be required by the 1940 Act. Allegiant Advantage's Agreement and Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon written request of shareholders owning at least 10% of the outstanding shares of Allegiant Advantage entitled to vote.



          Allegiant Advantage's Agreement and Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law) to (a) sell and convey the assets of a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their NAV and which may be cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their NAV; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares of Allegiant Advantage if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any class to be redeemed at their NAV or converted into shares of another class of Allegiant Advantage's shares at their NAV. However, the exercise of such authority by the Board of Trustees may be subject to certain restrictions under the 1940 Act. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.


VOTE OF A MAJORITY OF THE OUTSTANDING SHARES


          As used in this SAI, "vote of a majority of the outstanding shares" of Allegiant Advantage or a Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of Allegiant Advantage or a Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of Allegiant Advantage or a Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of Allegiant Advantage or a Fund.


                                  MISCELLANEOUS

          Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares outstanding cast in person or by proxy at a meeting called for that purpose, or by a written declaration signed by the shareholders voting not less than two-thirds of the shares then outstanding.


          Allegiant Advantage is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of Allegiant Advantage.


          The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

          The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.


          As of September 4, 2009, the following persons owned of record 5 percent or more of the outstanding shares of the Institutional Money Market Fund. There are no shareholders in the Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund.

FUND NAME AND CLASS/ SHAREHOLDER                                SHARES OUTSTANDING   PERCENTAGE
--------------------------------                                ------------------   ----------
ADVANTAGE INSTITUTIONAL MONEY MARKET FUND ADVISOR CLASS

NATIONAL CITY BANK
FBO CORPORATE AUTOSWEEP
CLEVELAND OH 44135-1389                                           102,512,000.000      87.45%

FIRST CLEARING, LLC
BENICORP INSURANCE COMPANY
ATTN TOM KLEINSCHMIDT
INDIANAPOLIS IN 46278-2709                                         12,355,837.350      10.54%

ADVANTAGE INSTITUTIONAL MONEY MARKET FUND INSTITUTIONAL CLASS

NATIONAL CITY BANK
TRUST OPERATIONS
OPERATIONS CENTER
CLEVELAND OH 44135-1389                                           697,031,999.150      36.80%

UNION BANK OF CALIFORNIA
SECURITIES LENDING
SAN FRANCISCO CA 94104-1423                                       331,650,000.000      17.51%

WHITELAW & CO
TRUST MUTUAL FUNDS
CLEVELAND OH 44101-4984                                           170,756,138.450       9.02%

NATIONAL CITY BANK
FBO CORPORATE AUTOSWEEP
CLEVELAND OH 44135-1389                                           149,209,624.920       7.88%

SAXON AND CO
PHILADELPHIA PA 19153-3111                                        113,003,875.000       5.97%

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

     "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinctions within the "B" category.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

     Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


     Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as "short-term" based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:


     "F1" - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

     "F3" - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

     "B" - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

     "C" - Securities possess high short-term default risk. Default is a real possibility.


     "R" - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.



     "D" - Default. Indicates a broad-based default for an entity, or the default of a specific short-term obligation.

     The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

     "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

     "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

     "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

     "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

     "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

     "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an "R-2 (middle)" credit. However, "R-2
(low)" ratings still display a level of credit strength that allows for a higher rating than the "R-3" category, with this distinction often reflecting the issuer's liquidity profile.

     "R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

     "R-4" - Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

     "R-5" - Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

     "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.


LONG-TERM CREDIT RATINGS


     The following summarizes the ratings used by Standard & Poor's for long-term issues:


     "AAA" - An obligor rated "AAA" has extremely strong capacity to meet its financial commitments. "AAA" is the highest issuer credit rating assigned by Standard & Poor's.



     "AA" - An obligor rated "AA" has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.



     "A" - An obligor rated "A" has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.



     "BBB" - An obligor rated "BBB" has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.



     Obligations rated "BB," "B," "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "c" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.



     "BB" - An obligor rated "BB" is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.



     "B" - An obligor rated "BB" is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.



     "CCC" - An obligor rated "CCC" is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.

     "CC" - An obligor rated "CC" is currently highly vulnerable.


     Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


     "SD" and "D" - An obligor rated "SD" (selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.



     "NR" - An issuer rated "NR" is not rated.


     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

     "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

     "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

     "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

     "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

     "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

     "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

     "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

     Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

     The following summarizes long-term ratings used by Fitch:


     "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit or default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.



     "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.



     "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.



     "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.



     "BB" - Securities considered to be speculative. "BB" ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.



     "B" - Securities considered to be highly speculative. "B" ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.



     "CCC," "CC" and "C" - A "CCC" rating indicates substantial credit risk, with default a real possibility. A "CC" rating indicates very high levels of credit risk. Default of some kind appears probable. "C" ratings signal exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill.



     "D" - indicates an issuer that in Fitch ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.



     Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.



     "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.



     In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.


     Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".


     "NR" indicates that Fitch does not publicly rate the issuer or issue in question.


     The following summarizes the ratings used by DBRS for long-term debt:

     "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

     "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

     "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

     "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

     "BB" - Long-term debt rated "BB" is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

     "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

     "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

     "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

     ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS

     A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     - Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     Note rating symbols are as follows:


     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.


     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

     "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

     In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

     When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

     VMIG rating expirations are a function of each issue's specific structural or credit features.

     "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a statement of fact or recommendation to purchase, sell, or hold a financial obligation or make any investment decisions. Nor is it a comment regarding an issue's market price or suitability for a particular investor.


Moody's credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.



Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed them in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.


DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                                   APPENDIX B

                            PNC CAPITAL ADVISORS, LLC

                SECTION 401.6 PROXY VOTING POLICY AND PROCEDURES

                                 March 13, 2009


The purpose of these proxy voting policy and procedures is to ensure that PNC Capital Advisors, LLC ("PNC Capital") and the subsidiary banks of PNC Financial Services Group, Inc. (the "Banks") fulfill their responsibility to their clients in connection with the voting of proxies. PNC Capital and the Banks view the voting of proxies as an integral part of their investment management responsibility. The general principle of this Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the advisory clients and their beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.


NEW ACCOUNT PROCEDURES


PNC Capital's standard Investment Management Agreement conveys the authority to vote proxies to PNC Capital. When the agreement states that the client has delegated proxy-voting authority to PNC Capital, PNC Capital will vote such proxies in accordance with this Proxy Voting Policy. In the event the client makes a written request that PNC Capital vote in accordance with such client's proxy voting policy and provides this proxy voting policy to PNC Capital, PNC Capital will vote as instructed. In the event a contract is silent on the matter, PNC Capital should get written confirmation from such client as to its preference, where possible. PNC Capital will assume proxy voting responsibilities in those situations where the contract is silent and the client has provided no further instructions as to its preferences.


PROXY HANDLING PROCEDURES


With respect to those proxies for which PNC Capital and any of the Banks have authority to vote, such votes will be determined by a proxy voting committee (the "Committee"). This Committee will consist of the members of the Institutional Asset Management Trust Investment Policy Committee ("TIPC"). The Committee shall be appointed by the Boards of Directors of the Banks. The same fiduciary standards apply to both the Banks and PNC Capital with respect to proxy voting, therefore, it is appropriate that the Committee determine how to vote proxies for the clients of both PNC Capital and the Banks.


The Committee will meet no less frequently than monthly (unless otherwise agreed) to discuss the proxy votes for upcoming shareholders meetings. So long as a quorum is present, such meetings may take place in person, via email consent and/or via telephone conference call. Notice given shall be reasonable under the circumstances. The Committee may also determine proxy votes by written consent of all members.


The Committee will appoint one or more Proxy Administrators, each of whom shall be an officer of PNC Capital, to assist in the administration of proxy material and record the minutes of the Committee meeting. PNC Capital and the Banks are authorized to engage the services of a proxy voting service (the "Service") to assist the Committee in the voting, research, and record-keeping associated with its proxy voting responsibilities.


The Committee delegates to the Proxy Administrators the duty to review the proxy issues and the Service's recommendations with respect to such issues. "Routine Matters" are those issues in the proxy statement for which the Service recommends that such proxy be voted in accordance with the proxy voting guidelines attached hereto as EXHIBIT A (the "Guidelines"). "Non-routine Matters" are those issues in the proxy statement for which the Guidelines are silent, or for which the Service's recommendation is not to vote in accordance with the Guidelines. The Committee may also designate a Routine Matter as a Non-routine Matter.

The Proxy Administrators are responsible for reviewing each proxy issue prior to the Committee's monthly meeting. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee's instructions.

(1) AUTHORITY TO VOTE PROXIES

The Committee adopts the Guidelines, attached hereto as EXHIBIT A, and authorizes the Service to act as its voting agent. As a general matter, the Committee will instruct the Service to vote all Routine Matters in accordance with the Guidelines. Non-routine Matters will be voted in accordance with the instructions of the Committee. The Committee will decide Non-routine Matters by majority vote of the committee members present, but only in the event a quorum is in attendance. The Committee reserves the right, in all circumstances, not to vote in accordance with such Guidelines if the Committee determines that the vote recommended and/or cast is not in the best interests of the clients. The Committee remains solely responsible for determining how to vote each proxy.


In the event that PNC Capital or any of the subsidiary banks of PNC Financial Services Group, Inc. have contractually agreed to vote proxies on behalf of a client in accordance with the client's proxy voting guidelines, the client guidelines will be followed.


The Committee will document the rationale for its vote in its minutes for all Non-routine Matters. The Proxy Administrators will maintain a record of the proxy voting decisions made by the Committee.

For Non-routine Matters, the Committee will determine how to vote such proxy by considering a number of factors, including, but not limited to:

     -    Publicly available information

     -    Research provided by the Service

     -    Industry practices

     -    Any special circumstances relating to the company

     -    Advice from portfolio managers or investment professionals

     -    Advice from legal counsel

     -    Market conditions

     -    Industry trends

Ultimately, any such decision must be made based on a determination that the vote being cast will be in the best interests of the shareholders. In the event that the cost of voting certain proxy issues outweighs the benefits, the Committee is not required to vote such proxies. Such situations include, but are not limited to, the following:

     - the proxy is written in a language other than English and no translation has been provided;

     -    the proxy require overseas travel in order to vote; or

     - securities on loan must be recalled in order to vote and either the vote relates to a routine matter or the amount of securities on loan are DE MINIMUS when compared to the company's total outstanding shares.

(2) CONFLICTS OF INTEREST

A conflict of interest occurs when the interests of PNC Financial Services Group, Inc., its affiliates, and the interests of their employees, officers and directors, interfere in any way with the interests of their clients. The Committee is committed to avoiding all situations that might lead to a real or apparent material conflict between (i) the interests of PNC Financial Services Group, Inc., its affiliates, the interest of their employees, officers and directors, and (ii) the Committee's proxy voting responsibilities. Any position or interest, financial or otherwise, which could materially conflict with the Committee's responsibilities to vote proxies, or which affects or could reasonably be expected to affect the Committee's independence or judgment concerning how to vote proxies that the Committee has the discretion to vote, would be considered a conflict of interest. A material conflict of interest may also arise between the self interest of a committee member and his or her duties and responsibilities as a member of the Committee. This policy and procedures are meant to prevent material conflicts of interests from affecting the manner in which the Committee votes proxies.


IDENTIFICATION OF CONFLICTS OF INTEREST: It is acknowledged that the PNC Capital and the Banks have publicly-traded affiliates, and proxies required to be voted with respect to such affiliates shall be voted in accordance with the Guidelines with respect to all Routine Matters. With respect to investment company clients, conflicts may arise involving investment adviser or the underwriter. In such cases we will follow the Guidelines described herein, including the procedures for handling conflicts of interest.


In the event that the Committee as a whole determines that it may have a material conflict of interest with respect to a Non-routine Matter, the Committee may vote such matter in accordance with the recommendation of the Service.

Any attempt by any employee, officer, or director of PNC Financial Services Group, Inc. or its affiliates to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of PNC's Code of Ethics and shall be reported by the Committee to the Manager of Regulatory Risk Management for PNC Financial Services Group, Inc..

The Committee and each of its members have a responsibility to avoid material conflicts of interest, or the appearance of any conflicts of interest. A Committee member may recuse himself or herself from the Committee's consideration of a particular proxy issue in the event that member has determined that he or she may have a conflict of interest either personally or professionally that would impair his or her independence or judgment in deciding how to vote. The Committee may also exclude a Committee member from voting on a particular issue or issues if the Committee determines that the member has or may have a conflict of interest that would affect his or her ability to vote the proxy in the best interests of the client. Such exclusion may only take place if two-thirds of the Committee members present at such meeting, except the one for whom exclusion is being requested, agree to exclude such member.

The Committee may determine, in its discretion, whether additional action is necessary to determine whether committee members may have conflicts of interests, personal or professional, that would affect their ability to vote proxies in the best interest of the clients. The Committee may also take action it deems necessary to determine whether there is a real or apparent material conflict between (i) the interests of PNC Financial Services Group, Inc., its affiliates, the interest of their employees, officers and directors and (ii) the Committee's proxy-voting responsibilities. This may include requesting that employees and officers of PNC Financial Services Group, Inc. and its affiliated entities answer questions designed to elicit whether a material conflict of interest may exist.


Materiality: When determining whether a conflict is material, the Committee may take into account financial considerations. For example, when the Committee is asked to vote on an issue with respect to a publicly-traded company for which an affiliate of PNC Capital provides services, the affiliate's relationship may be considered material if the revenue generated by such relationship exceeds 1% of that affiliate's annual revenue.


(3) REVIEW OF POLICY

This policy shall be reviewed, updated and approved by the Committee on an annual basis to ensure that it remains in compliance with its fiduciary responsibilities, and the rules and regulations of the Securities and Exchange Commission and the Office of the Comptroller of the Currency.

RECORDKEEPING

The Proxy Administrators will retain for such time periods set forth in the SEC Rule 206(4)-6, promulgated under the Advisers Act:

     (1)  A copy of this proxy voting policy and procedures

     (2)  All proxy statements regarding client securities

     (3)  All records of votes cast on behalf of clients

     (4)  All records of client requests for proxy voting information

     (5) All minutes of TIPC setting forth the basis for any proxy voting decision, and any other documents prepared on behalf of TIPC material to a proxy voting decision.

Any client requests for copies of the proxy voting policy and procedures shall be directed to the Proxy Administrators, and shall be provided to any such client within a reasonable amount of time.

PROCEDURE FOR VERIFYING INDEPENDENCE OF PROXY VOTING SERVICE


The purpose of this procedure is to ensure that PNC Capital has taken reasonable steps to verify that its unaffiliated proxy voting service is independent of PNC Capital. Generally, this procedure is aimed at determining whether the proxy-voting firm PNC Capital has engaged (a) has the capacity and competency to adequately analyze proxy issues, and (b) can make such recommendations in an impartial manner and in the best interests of PNC Capital's clients.



On an annual basis, the Proxy Voting Administrators shall request from the proxy voting service engaged by PNC Capital (the "Service") the following items:


     - A copy of the Service's written policies and procedures in place to guard against any conflicts of interest;

     - A copy of the SAS 701(1) prepared by an independent public accounting firm regarding the Service.

On an annual basis, the Proxy Voting Administrators should also require representatives of the Service to address, in person, the efficacy of its proxy voting process and the integrity of its proxy voting recommendations. The Proxy Voting Administrators should also request from the Service a representation that each time it makes a voting recommendation, it faces no conflict of interest with respect to that vote.


In circumstances where the Service receives compensation from an issuer for advice on corporate governance issues, PNC Capital requires that the Service disclose any relevant facts concerning the firm's relationship with the issuer when recommending how to vote proxies solicited by that issuer.



PNC Capital bases its votes on a pre-established set of policy guidelines and on the recommendations of an independent third party; namely, RiskMetrics Group
(RMG). RMG makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process ensures that our fund votes in the best interests of our fund shareholders, and it insulates our voting decisions from any potential conflicts of interest.


The Proxy Administrators will retain for five years the following items:

     1. Copies of the Service's policy and procedures regarding conflicts of interest;

     2.   The Service's SAS 70.

----------
(1) A SAS 70 examination signifies that a service organization has had its controls and security procedures objectives and control activities examined by an independent accounting and auditing firm.

                                    EXHIBIT A


                            PNC CAPITAL ADVISORS, LLC


                         SUMMARY PROXY VOTING GUIDELINES
                             Amended March 13, 2009

1. OPERATIONAL ISSUES

The Committee recommends voting FOR matters such as the following, as long as the Committee considers the proposals to be reasonable by industry standards and not for the purpose of management entrenchment:

     -    Election of Directors in a non-contested election

     -    Ratifying Auditors

     -    Increasing or decreasing amounts of authorized stock

     -    Changing terms of authorized stock

     -    Company name changes

     -    Stock splits

     -    Changing size of board

     -    Opting into or out of optional provisions of state corporation laws

     -    Changing annual meeting date or location

     -    Changing state of incorporation

     - Changing bylaws or charter that are of a housekeeping nature (updates or corrections).

     - Allowing shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

The Committee recommends generally voting AGAINST matters such as the following:

     - Reducing quorum requirements for shareholder meetings below a majority of the shares outstanding absent a compelling reason.

     - Shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable

     - Approving "other business" when it appears as voting item, when no further details are provided.

2. BOARD OF DIRECTORS

VOTING, BOARD COMPOSITION AND CONTROL ISSUES

The Committee favors the following resolutions, as long as the proposal is reasonable by industry standards, that: (i) improve shareholder democracy; (ii) reduce the likelihood of management entrenchment or conflict-of-interest; or
(iii) are likely to make management more responsive to the concerns of institutional shareholders. Therefore:

The Committee recommends a vote FOR:

     -    Confidential voting

     -    Independent Audit Committees

     -    Independent Nominating Committees

     -    Independent Compensation Committees

     -    Auditors at annual meetings

     -    Requiring information on proponents of shareholder resolutions

     -    Fixing the board size or designating a range for the board size

     -    Repealing classified boards and electing all directors annually

     - Creation of "declawed" blank check preferred stock (stock that cannot be used as a takeover defense)

     - Creation of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

     - Creation of a new class of nonvoting or subvoting common stock if: (i) it is intended for financing purposes with minimal or no dilution to current shareholders and (ii) it is not designed to preserve the voting power of an insider or significant shareholder

     -    Reduction of the par value of common stock

     - Implementing a reverse stock split when the number of authorized shares will be proportionately reduced

     -    Implementing a reverse stock split to avoid delisting

     - Instituting open-market share repurchase plans in which all shareholders may participate on equal terms

     - Increasing the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as considered reasonable in the opinion of the Committee

     - Proposals requiring shareholder approval before extinguishing poison pills.

     - Shareholder proposals asking that any future poison pill be put to a shareholder vote.*

     -    Proposals to lower supermajority voting requirements.

     -    Management proposals requiring a majority for election of directors**.

* Management proposals to ratify a poison pill should be considered by the Committee on a case-by-case basis.

** Shareholder proposals requiring a majority for election of directors should be considered by the Committee on a case-by-case basis.

The Committee recommends a vote AGAINST:

     -    Blank check preferred stock

     -    Classifying the board

     - "Fair Price" provisions requiring greater than a majority vote of all shares

     -    Greenmail

     -    Preemptive rights

     -    Proposals requiring supermajority voting

     -    Proposals to eliminate cumulative voting*

     - Shareholder Advisory Committees, or other attempts to involve shareholders or other constituencies directly in board decision making Targeted share placements (PLACING BLOCKS OF SECURITIES WITH FRIENDLY THIRD PARTIES)

     -    Limiting shareholders' right to act by written consent

     -    Proposals giving shareholders the right to call special meetings

     -    Requiring inclusion of abstentions in voting results

     -    Repricing of "underwater" options

     - Shareholder proposals to impose a mandatory retirement age for outside directors.

* The Committee should consider a vote against cumulative voting if a company has a strong record of recognizing shareholder rights, or when a shareholder proposal is made by an entity which is likely to be counterproductive to shareholder value.

The Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:

     - Required representation of specific gender, race, or interest groups on board

     -    Age or term limits for directors

     - Proposals for the same person to hold both Chairman and CEO positions and proposals to separate the Chairman and CEO positions.

     - Shareholder requests for changes in voting requirements not otherwise covered in these guidelines

With respect to specific issues relating to director and officer indemnification and liability protection, the Committee recommends voting as follows:

The Committee recommends voting FOR

     - Restoring shareholder ability to remove directors with or without cause.

     -    Permitting shareholders to elect directors to fill board vacancies.

     -    Requiring that a majority or more of directors be independent.

The Committee recommends voting AGAINST:

     - Eliminating entirely directors' and officers' liability for monetary damages for violating the duty of care.

     -    Shareholder proposals requiring two candidates per board seat.

     - Allowing only continuing directors may elect replacements to fill board vacancies.

     -    Proposals that directors may be removed only for cause.

     -    Shareholder proposals to limit the tenure of outside directors.

     - Mandating a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board

3. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

The Committee recommends voting FOR proposals to restore, or provide shareholders with, rights of appraisal.

4. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

CONTROL SHARE CASHOUT PROVISIONS

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

DISGORGEMENT PROVISIONS

The Committee recommends voting FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Generally, the Committee recommends voting AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

The Committee recommends voting FOR proposals to opt out of state freezeout provisions.

STAKEHOLDER PROVISIONS

The Committee recommends voting AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

5. EXECUTIVE AND DIRECTOR COMPENSATION

The Committee generally favors compensation programs that relate management compensation to long-term performance.

As long as the Committee considers them to be reasonable by industry standards and have been approved by a compensation committee composed of independent directors, the Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:

     -    Stock option plans

     -    Restricted stock bonus plans

     -    Director stock ownership proposals

     -    Executive compensation proposals

CLAW-BACK PROVISION (COMPENSATION RECOVERY POLICIES)

The Committee generally favors voting AGAINST shareholder proposals requesting adoption of policy that seeks to recoup bonuses/awards in the event of a significant negative restatement of financial results. The Committee recommends considering, on a case-by-case basis, such shareholder proposals if the company has a history of negative material restatements and/or if the company has already adopted a formal claw-back policy.

STOCK PLANS IN LIEU OF CASH

The Committee recommends voting FOR plans which provide a dollar-for-dollar cash for stock exchange.

DIRECTOR RETIREMENT PLANS

The Committee recommends voting AGAINST retirement plans for nonemployee directors.

The Committee recommends voting FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

EMPLOYEE STOCK PURCHASE PLANS

The Committee recommends voting FOR employee stock purchase plans where all of the following apply:

     1.   Purchase price is at least 85 percent of fair market value

     2.   Offering period is 27 months or less, and

     3.   Potential voting power dilution (VPD) is ten percent or less.

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

The Committee recommends voting FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

The Committee recommends voting FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

The Committee will generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

The Committee recommends voting FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

The Committee recommends voting FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Committee recommends voting AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

The Committee recommends voting AGAINST shareholder proposals requiring director fees be paid in stock only.

The Committee recommends voting FOR shareholder proposals to put option repricings to a shareholder vote.

The Committee recommends voting AGAINST shareholder proposals that require management to adopt an advisory vote of shareholders for compensation practices.

The Committee recommends voting AGAINST shareholder proposals seeking to add specific performance goals for executives.

GOLDEN AND TIN PARACHUTES

The Committee recommends voting FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

The Committee recommends voting FOR executive severance agreements (golden parachutes) triggered by a change in control if the following conditions are met: the benefit does not exceed relevant IRS guidelines, which are currently an amount equal to three times an executive's annual compensation (salary and bonus), and the benefit has been approved by the company's compensation committee.

6. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

As a general matter, the Committee recommends a vote AGAINST shareholder resolutions that seek to further specific social policies by:

     -    Requiring reports that go beyond standard industry practice.

     - Restricting the company's ability to do business in any location or with any particular group.

     - Imposing any other constraints on matters normally left to the business judgment of management or the board of directors.

7. ENVIRONMENTAL AND ENERGY

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

     -    The company's level of disclosure lags that of its competitors, or

     - The company has a poor environmental track record, such as violations of federal and state regulations.

8. GENERAL CORPORATE ISSUES

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

     - The company is in compliance with laws governing corporate political activities, and

     - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

The Committee recommends voting AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws have reporting requirements.

The Committee recommends voting AGAINST proposals disallowing the company from making political contributions.

The Committee recommends voting AGAINST proposals restricting the company from making charitable contributions.

The Committee recommends voting AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company

9. LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

The Committee recommends voting AGAINST proposals to implement the China Principles unless:

     - There are serious controversies surrounding the company's China operations, and

     - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

10. MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

The Committee recommends voting AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

NUCLEAR WEAPONS

The Committee recommends voting AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless: the information is already publicly available or the disclosures sought could compromise proprietary information.

11. WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

     1. The board composition is reasonably inclusive in relation to companies of similar size and business or

     2. The board already reports on its nominating procedures and diversity initiatives.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

     1.   The company has well-documented equal opportunity programs

     2. The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     3.   The company has no recent EEO-related violations or litigation.

The Committee recommends voting AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

     1.   The composition of senior management and the board is fairly inclusive

               The company has well-documented programs addressing diversity initiatives and leadership

                            ALLEGIANT ADVANTAGE FUND

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) (1) Declaration of Trust dated May 18, 1993 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission (the "SEC") on April 16, 1997 ("PEA No. 5").

         (2) Amendment No. 1 to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the SEC on May 1, 2000 ("PEA No. 13").


         (3) Amendment No. 2 to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the SEC on July 29, 2005 ("PEA
              No. 20").



         (4) Certificate of Classification of Shares reflecting the creation of various classes of Institutional Shares, Advisor Shares and Service Shares representing interests in the Institutional Government Money Market Fund and Institutional Treasury Money Market Fund and the creation of Service Shares representing interests in the Institutional Money Market Fund is filed herewith.



     (b)      Amended and Restated Code of Regulations is filed herewith.


     (c) Article III, Sections 3.1a and 3.1b; Article V, Sections 5.1b and 5.1c; and Article VIII, Section 8.1 of the Registrant's Declaration of Trust are incorporated herein by reference to
              Exhibit 1 of PEA No. 5.


     (d) (1) Advisory Agreement dated October 21, 2004 between Registrant and National City Investment Management Company with respect to the Armada Advantage Institutional Money Market Fund is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the SEC on September 28, 2005 ("PEA No. 21").



         (2) Advisory Agreement dated April 24, 2009 between Registrant and Allegiant Asset Management Company with respect to the Institutional Money Market Fund is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the SEC on July 15, 2009 ("PEA
              No. 28").



         (3) Form of Interim Advisory Agreement between PNC Capital Advisors, LLC and the Registrant on behalf of the Institutional Money Market Fund dated September 30, 2009 is filed herewith.



         (4) Form of Advisory Agreement between PNC Capital Advisors, LLC and the Registrant on behalf of the Institutional Money Market, Institutional Government Money Market and Institutional Treasury Money Market Funds is filed herewith.

     (e) (1)  Underwriting Agreement dated August 25, 2004 between
              Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the SEC on October 25, 2004 ("PEA No. 18").



         (2) Amendment dated April 1, 2008 to the Underwriting Agreement dated August 25, 2004 between Registrant and Professional Funds Distributor, LLC is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on September 29, 2008 ("PEA No. 27").



         (3) Form of Amended Exhibit A dated September 30, 2009 to the Underwriting Agreement dated August 25, 2004 between Registrant and Professional Funds Distributor, LLC is filed herewith.



         (4) Marketing Support Services Agreement dated January 1, 2009 among Registrant, Allegiant Funds, PFPC Distributors, Inc., Allegiant Asset Management Company and PNC Global Investment Servicing is incorporated herein by reference to Exhibit (e)(4) to PEA No. 28.


     (f)      Not Applicable.

     (g) (1) Custodian Services Agreement dated October 19, 2004 between Registrant and PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, incorporated by reference to Exhibit (g) to PEA No. 27.





     (h) (1) Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. ("PNC Global Investment Servicing") (formerly PFPC Inc.), dated June 10, 2006, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on September 28, 2006 ("PEA No. 23").



         (2) Amendment to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. dated July 5, 2006 is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on September 28, 2007 ("PEA No. 24").



         (3) Amendment to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated March 1, 2009 is incorporated herein by reference to Exhibit (h)(3) to PEA No. 28.



         (4) Amendment to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated April 30, 2009 is incorporated herein by reference to Exhibit (h)(4) to PEA No. 28.



         (5) Red Flag Services Amendment to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated May 1, 2009 is incorporated herein by reference to Exhibit
              (h)(5) to PEA No. 28.



         (6) Form of Amended Exhibit A dated September 30, 2009 to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated June 10, 2006 is filed herewith.

         (7) Co-Administration and Accounting Services Agreement dated August 31, 2004 among Registrant, PNC Global Investment Servicing and National City Bank is incorporated herein by reference to Exhibit
              (h)(2) of PEA No. 18.

         (8) Amendment to the Co-Administration and Accounting Services Agreement among Registrant, PNC Global Investment Servicing and National City Bank, dated September 1, 2006 is incorporated herein by reference to Exhibit (h)(3) of PEA No. 23.


         (9) Co-Administration and Accounting Services Agreement dated January 1, 2009 among Registrant, Allegiant Funds, Allegiant Asset Management Company and PNC Global Investment Servicing is incorporated herein by reference to Exhibit (h)(9) to PEA No. 28.



         (10) Shareholder Services Plan for Advisor Shares dated July 22, 2004 is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on August 11, 2004 ("PEA No. 17").


         (11) Form of Servicing Agreement relating to the Shareholder Services Plan dated July 22, 2004 is incorporated herein by reference to Exhibit (h)(4) of PEA No. 17.


     (i) Opinion of Drinker Biddle & Reath LLP as counsel to Registrant is filed herewith.



     (j) (1)  Consent of Drinker Biddle & Reath LLP is filed herewith



         (2)  Consent of Ernst & Young LLP is filed herewith.



         (3)  Consent of Deloitte & Touche LLP is filed herewith.


     (k)      Not Applicable.

     (l) (1) Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Institutional Money Market Fund, is incorporated herein by reference to Exhibit (l) of PEA No. 18.


         (2) Form of Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Institutional Government Money Market Fund and Institutional Treasury Money Market Fund is filed herewith.


     (m) (1)  Not applicable.

     (n) (1)  Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class
              System dated July 22, 2004 is incorporated herein by reference to Exhibit (n) of PEA No. 17.


         (2) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is filed herewith.



     (p) Code of Ethics of PNC Capital Advisors, LLC, Allegiant Funds and Allegiant Advantage Fund dated and effective September 30, 2009 is filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Registrant is controlled by its Board of Trustees, all of the members of which also serve as members of the Board of Trustees of Allegiant Funds.

ITEM 25. INDEMNIFICATION

         Section 9.2 of the Registrant's Agreement and Declaration of Trust, a Massachusetts business trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1).


         The Interim Advisory and Advisory Agreements (together, the "Advisory Agreements") provide that the investment adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from a breach of its fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser or from reckless disregard by the investment adviser of its obligations or duties under the Advisory Agreements. The Advisory Agreements are filed herewith as Exhibits (d)(3) and (d)(4).


         Indemnification of Registrant's principal underwriter, custodian, administrators and transfer agent is provided for in Section 10 of the Underwriting Agreement incorporated by reference as Exhibit (e)(1) hereto, Section 12 of the Custodian Services Agreement incorporated by reference as Exhibit (g)(1) hereto, Section 13 of the Co-Administration and Accounting Services Agreement incorporated by reference as Exhibit
         (h)(9) hereto, and Section 12 of the Transfer Agency Services Agreement incorporated by reference as Exhibit (h)(1) hereto, respectively.

         Registrant has obtained from a major insurance carrier a Trustee's and officer's liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of his or her reckless disregard of the duties involved in the conduct of his or her office or under his or her agreement with Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         (a) Investment Adviser: PNC Capital Advisors, LLC (the "Adviser") effective September 30, 2009.



         The Adviser is a newly formed entity which resulted from the merger of Allegiant Asset Management Company, previously known as National City Investment Management Company ("Allegiant") and PNC Capital Advisors, Inc. The Adviser performs investment advisory services for Registrant and certain other investment advisory customers.



         Prior to September 30, 2009, Allegiant served as investment adviser to the Funds. Effective January 1, 2009, Allegiant became an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"). Prior to such date, Allegiant was an indirect wholly owned subsidiary of National City Corporation (the "Corporation").



         To the knowledge of the Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for PNC, the parent company of the Adviser. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of the Adviser who are engaged in any other business, profession, vocation or employment of a substantial nature.

                            PNC CAPITAL ADVISORS, LLC



                            Position with             Other Business             Type of
Name                  PNC Capital Advisors, LLC         Connections              Business
----                  -------------------------   ---------------------   -----------------------
Kevin A. McCreadie    Director, President and     PNC Bank                Bank affiliate
                      Chief Executive Officer
Robert Q. Reilly      Director                    PNC Bank                Bank affiliate
Bryan K. Garlock      Director                    PNC Bank                Bank affiliate
Jennifer A. LaClair   Director                    PNC Bank                Bank affiliate
Stephen M. Wynne      Director                    PNC Global Investment   Administrator affiliate
                                                  Servicing (U.S.) Inc.


ITEM 27. PRINCIPAL UNDERWRITER


          (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies as of September 18, 2009:


                    Allegiant Funds
                    Allegiant Advantage Fund
                    EIP Growth & Income Fund


                    The Roxbury Funds
                    WT Investment Trust

     Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of The Financial Industry Regulatory Authority. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

          (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

               Philip H. Rinnander   -   President & Owner
               Barbara A. Rice       -   Vice President
               Jennifer DiValerio    -   Vice President
               Nancy L. Tindall      -   Vice President

          (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


          (1) PNC Capital Advisors, LLC, 200 Public Square, 5th Floor, Cleveland, Ohio 44114 (records relating to its functions as investment adviser and co-administrator for the Registrant).

          (2) PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, 301 Bellevue Parkway, Wilmington, DE 19809 (records relating to its functions as custodian for the Registrant).

          (3) PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, PA 19406 (Registrant's Declaration of Trust, Code of Regulations, Minute Books and records relating to its functions as co-administrator and transfer agent for the Registrant).

          (4) Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor for the Registrant).

ITEM 29. MANAGEMENT SERVICES

               Not Applicable.

ITEM 30. UNDERTAKINGS

               None.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 28th day of September, 2009.


                                        ALLEGIANT ADVANTAGE FUND
                                        Registrant


                                        /s/ John F. Durkott
                                        ----------------------------------------
                                        John F. Durkott
                                        President and Chief Executive Officer



          Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 29 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                                              Title                        Date
---------                               ----------------------------------   ------------------

* Robert D. Neary                       Trustee and Chairman of the Board    September 28, 2009
-------------------------------------
Robert D. Neary


/s/ John Kernan                         Treasurer                            September 28, 2009
-------------------------------------
John Kernan


* Dorothy A. Berry                      Trustee                              September 28, 2009
-------------------------------------
Dorothy A. Berry


* Kelley J. Brennan                     Trustee                              September 28, 2009
-------------------------------------
Kelley J. Brennan


* John F. Durkott                       Trustee                              September 28, 2009
-------------------------------------
John F. Durkott


* Richard W. Furst                      Trustee                              September 28, 2009
-------------------------------------
Richard W. Furst


* Gerald L. Gherlein                    Trustee                              September 28, 2009
-------------------------------------
Gerald L. Gherlein


* Dale C. LaPorte                       Trustee                              September 28, 2009
-------------------------------------
Dale C. LaPorte


* Kathleen Cupper Obert                 Trustee                              September 28, 2009
-------------------------------------
Kathleen Cupper Obert


/s/ John F. Durkott                     President and                        September 28, 2009
-------------------------------------   Chief Executive Officer
John F. Durkott




* By: /s/ Kathleen T. Barr
      -------------------------------
      Kathleen T. Barr
      Attorney-in-Fact

                            ALLEGIANT ADVANTAGE FUND

                            CERTIFICATE OF SECRETARY


     The following resolution was duly adopted by the Board of Trustees of Allegiant Advantage Fund on August 26, 2009 and remains in effect on the date hereof:



     FURTHER RESOLVED, that the Trustees and officers of the Trusts required to execute any amendments to each of Allegiant's and Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Kathleen T. Barr and Audrey C. Talley, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.




                                        ALLEGIANT ADVANTAGE FUND


                                        By: /s/ Audrey C. Talley
                                            ---------------------------------
                                            Audrey C. Talley
                                            Secretary



Dated: September 28, 2009

                            ALLEGIANT ADVANTAGE FUND






                                POWER OF ATTORNEY



          Know All Men by These Presents, that the undersigned, Robert D. Neary, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.



DATED: August 26, 2009



/s/ Robert D. Neary
------------------------------------
Robert D. Neary

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY






          Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.



DATED: August 26, 2009




/s/ John F. Durkott
-------------------------------------
John F. Durkott

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Richard W. Furst, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.



DATED: August 26, 2009




/s/ Richard W. Furst
-------------------------------------
Richard W. Furst

                            ALLEGIANT ADVANTAGE FUND



                                POWER OF ATTORNEY



          Know All Men by These Presents, that the undersigned, Dorothy A. Berry, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of either of said attorneys being hereby ratified and approved.



DATED: August 26, 2009




/s/ Dorothy A. Berry
-------------------------------------
Dorothy A. Berry

                            ALLEGIANT ADVANTAGE FUND



                                POWER OF ATTORNEY



          Know All Men by These Presents, that the undersigned, Kelley J. Brennan, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.



DATED: August 26, 2009




/s/ Kelley J. Brennan
-------------------------------------
Kelley J. Brennan

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY






          Know All Men by These Presents, that the undersigned, Gerald L. Gherlein, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.



DATED: August 26, 2009



/s/ Gerald L. Gherlein
-------------------------------------
Gerald L. Gherlein

                            ALLEGIANT ADVANTAGE FUND





                                POWER OF ATTORNEY



          Know All Men by These Presents, that the undersigned, Kathleen Cupper Obert, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of either of said attorneys being hereby ratified and approved.



DATED:  August 26, 2009




/s/ Kathleen Cupper Obert
-------------------------------------
Kathleen Cupper Obert

                            ALLEGIANT ADVANTAGE FUND

                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.



DATED: August 26, 2009




/s/ Dale C. LaPorte
-------------------------------------
Dale C. LaPorte

EXHIBIT INDEX


EXHIBIT NO.                              DESCRIPTION
-----------   ------------------------------------------------------------------
(a)(4)        Certificate of Classification of Shares reflecting the
              Institutional Money Market, Institutional Government Money Market
              and Institutional Treasury Money Market Funds

(b)           Amended and Restated Code of Regulations

(d)(3)        Form of Interim Advisory Agreement between Registrant and PNC
              Capital Advisors, LLC dated September 30, 2009

(d)(4)        Form of Advisory Agreement between Registrant and PNC Capital
              Advisors, LLC

(e)(3)        Form of Amended Exhibit A to the Underwriting Agreement between
              Registrant and Professional Funds Distributor, LLC

(h)(6)        Form of Amended Exhibit A dated September 30, 3009 to the Transfer
              Agency Services Agreement between Registrant and PNC Global
              Investment Servicing dated June 10, 2006

(i)           Opinion of Drinker Biddle & Reath LLP

(j)(1)        Consent of Drinker Biddle & Reath LLP

(j)(2)        Consent of Ernst & Young LLP

(j)(3)        Consent of Deloitte & Touche LLP

(l)(2)        Form of Purchase Agreement with respect to the Institutional
              Government Money Market and Institutional Treasury Money Market
              Funds

(n)(2)        Amended and Restated Plan Pursuant to Rule 18f-3.

(p)           Code of Ethics of PNC Capital Advisors, LLC, Allegiant Funds and
              Allegiant Advantage Fund